Schedule of Investments
(unaudited)
July 31, 2025
BlackRock U.S. Mortgage Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Asset-Backed Securities
522 Funding CLO Ltd., Series 2018-3A, Class
AR, (3-mo. CME Term SOFR at 1.04% Floor +
1.30%), 5.63%, 10/20/31
(a) (b)
........... USD 532 $ 532,058
ACE Securities Corp. Home Equity Loan Trust,
Series 2004-HE3, Class M1, (1-mo. CME
Term SOFR at 0.93% Floor + 1.04%), 5.40%,
11/25/34
(a)
....................... 218 218,858
Affirm Asset Securitization Trust, Series 2025-X1,
Class B, 5.19%, 04/15/30
(b)
............ 150 149,941
Affirm Master Trust
(b)
Series 2025-1A, Class A, 4.99%, 02/15/33 .. 335 336,389
Series 2025-1A, Class B, 5.13%, 02/15/33 .. 100 100,156
Ajax Mortgage Loan Trust
(b)
Series 2020-C, Class C, 0.00%, 09/27/60 .. 4 2,441
Series 2021-E, Class B3, 3.99%, 12/25/60
(a)
. 378 204,824
Series 2021-E, Class XS, 0.00%, 12/25/60
(a)
4,745 166,039
Series 2021-F, Class A, 4.88%, 06/25/61
(c)
.. 1,481 1,479,183
Series 2021-F, Class B, 6.75%, 06/25/61
(c)
.. 349 346,673
Series 2021-F, Class C, 0.00%, 06/25/61 ... 520 498,847
Series 2021-G, Class A, 4.88%, 06/25/61
(a)
. 1,210 1,205,041
Series 2021-G, Class B, 6.75%, 06/25/61
(a)
. 261 288,592
Series 2021-G, Class C, 0.00%, 06/25/61 .. 459 458,723
AMSR Trust, Series 2023-SFR2, Class F1,
3.95%, 06/17/40
(b)
.................. 600 555,161
Apidos CLO XII, Series 2013-12A, Class BRR,
(3-mo. CME Term SOFR at 1.45% Floor +
1.45%), 5.77%, 04/15/31
(a) (b)
........... 1,200 1,200,585
Apidos CLO XV, Series 2013-15A, Class A1RR,
(3-mo. CME Term SOFR at 0.00% Floor +
1.27%), 5.60%, 04/20/31
(a) (b)
........... 80 80,417
Apidos CLO XXXII, Series 2019-32A, Class A1R,
(3-mo. CME Term SOFR at 1.10% Floor +
1.10%), 5.43%, 01/20/33
(a) (b)
........... 276 276,080
Arbor Realty Collateralized Loan Obligation Ltd.,
Series 2025-BTR1, Class A, (1-mo. CME
Term SOFR at 1.93% Floor + 1.93%), 6.28%,
01/20/41
(a) (b)
...................... 347 347,643
AREIT LLC, Series 2023-CRE8, Class A, (1-mo.
CME Term SOFR at 2.11% Floor + 2.11%),
6.45%, 08/17/41
(a) (b)
................. 515 515,284
AREIT Ltd., Series 2024-CRE9, Class A, (1-mo.
CME Term SOFR at 1.69% Floor + 1.69%),
6.03%, 05/17/41
(a) (b)
................. 420 420,232
AREIT Trust, Series 2022-CRE6, Class A, (SOFR
30 day Average at 1.25% Floor + 1.25%),
5.60%, 01/20/37
(a) (b)
................. 344 344,019
Bayview Financial Revolving Asset Trust, Series
2004-B, Class A1, (1-mo. CME Term SOFR at
1.00% Floor + 1.11%), 5.47%, 05/28/39
(a) (b)
. 1,436 1,178,502
BDS Ltd., Series 2021-FL9, Class A, (1-mo. CME
Term SOFR at 1.07% Floor + 1.18%), 5.53%,
11/16/38
(a) (b)
...................... 104 103,821
Bear Stearns Asset-Backed Securities I Trust
(a)
Series 2006-HE8, Class 1A3, (1-mo. CME
Term SOFR at 0.52% Floor + 0.63%),
4.99%, 10/25/36 ................. 705 685,640
Series 2007-HE2, Class 1A4, (1-mo. CME
Term SOFR at 0.32% Floor + 0.43%),
4.79%, 03/25/37 ................. 686 627,446
Series 2007-HE2, Class 22A, (1-mo. CME
Term SOFR at 0.28% Floor + 0.39%),
4.75%, 03/25/37 ................. 417 389,297
Benefit Street Partners CLO XXVII Ltd., Series
2022-27A, Class AR, (3-mo. CME Term SOFR
at 1.37% Floor + 1.37%), 5.70%, 10/20/37
(a) (b)
1,000 1,003,000
Security
Par (000)
Par (000) Value
Asset-Backed Securities (continued)
BSPRT Issuer Ltd., Series 2022-FL8, Class A,
(SOFR 30 day Average at 1.50% Floor +
1.50%), 5.84%, 02/15/37
(a) (b)
........... USD 240 $ 239,498
BXMT Ltd., Series 2025-FL5, Class A, (1-mo.
CME Term SOFR at 1.64% Floor + 1.64%),
5.99%, 10/18/42
(a) (b)
................. 1,124 1,120,944
Carlyle Global Market Strategies CLO Ltd.
(a)(b)
Series 2014-2RA, Class A1, (3-mo. CME Term
SOFR at 0.00% Floor + 1.31%), 5.64%,
05/15/31 ...................... 160 159,499
Series 2014-5A, Class A1RR, (3-mo. CME
Term SOFR at 1.14% Floor + 1.40%),
5.72%, 07/15/31 ................. 236 236,612
Series 2015-4A, Class A1RR, (3-mo. CME
Term SOFR at 1.22% Floor + 1.22%),
5.55%, 07/20/32 ................. 553 553,335
Carrington Mortgage Loan Trust, Series 2007-
FRE1, Class M1, (1-mo. CME Term SOFR
at 0.50% Floor and 14.50% Cap + 0.61%),
4.97%, 02/25/37
(a)
.................. 1,944 1,523,404
CarVal CLO I Ltd., Series 2018-1A, Class AR,
(3-mo. CME Term SOFR at 1.23% Floor +
1.23%), 5.55%, 07/16/31
(a) (b)
........... 1,603 1,603,876
Cayuga Park CLO Ltd., Series 2020-1A, Class
AR, (3-mo. CME Term SOFR at 1.38% Floor +
1.38%), 5.70%, 07/17/34
(a) (b)
........... 1,500 1,503,246
Centex Home Equity Loan Trust, Series 2004-D,
Class MV1, (1-mo. CME Term SOFR at 0.93%
Floor + 1.04%), 5.40%, 09/25/34
(a)
....... 410 406,327
CFMT LLC
(a)(b)
Series 2024-HB13, Class M2, 3.00%,
05/25/34 ...................... 750 710,074
Series 2024-HB13, Class M3, 3.00%,
05/25/34 ...................... 1,200 1,119,681
College Ave Student Loans LLC, Series 2021-C,
Class C, 3.06%, 07/26/55
(b)
............ 120 112,136
College Avenue Student Loans LLC
(b)
Series 2021-B, Class C, 2.72%, 06/25/52 .. 568 520,213
Series 2023-A, Class A2, 5.33%, 05/25/55 .. 211 211,960
Compass Datacenters Issuer III LLC, Series
2025-3A, Class A2, 5.29%, 07/25/50
(b)
..... 219 219,061
Countrywide Asset-Backed Certificates, Series
2002-BC3, Class M2, (1-mo. CME Term
SOFR at 1.73% Floor + 1.84%), 6.19%,
05/25/32
(a)
....................... 934 946,123
Credit-Based Asset Servicing & Securitization
LLC, Series 2007-CB6, Class A4, (1-mo. CME
Term SOFR at 0.34% Floor + 0.45%), 4.81%,
07/25/37
(a) (b)
...................... 1,331 868,616
CWABS Asset-Backed Certificates Trust
(a)
Series 2006-18, Class M1, (1-mo. CME Term
SOFR at 0.45% Floor + 0.56%), 4.92%,
03/25/37 ...................... 1,556 1,543,447
Series 2006-22, Class M1, (1-mo. CME Term
SOFR at 0.35% Floor + 0.46%), 4.81%,
05/25/47 ...................... 2,175 1,848,113
Series 2006-26, Class M1, (1-mo. CME Term
SOFR at 0.38% Floor + 0.49%), 4.84%,
06/25/37 ...................... 889 766,650
Series 2007-BC3, Class 1A, (1-mo. CME Term
SOFR at 0.36% Floor + 0.47%), 4.83%,
11/25/47 ...................... 552 525,041

Schedule of Investments
(unaudited) (continued)
July 31, 2025
BlackRock U.S. Mortgage Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Asset-Backed Securities (continued)
CWABS, Inc. Asset-Backed Certificates Trust,
Series 2004-6, Class 2A4, (1-mo. CME Term
SOFR at 0.90% Floor + 1.01%), 5.37%,
11/25/34
(a)
....................... USD 8 $ 7,558
Dryden 55 CLO Ltd., Series 2018-55A, Class
A1, (3-mo. CME Term SOFR at 0.00% Floor +
1.28%), 5.60%, 04/15/31
(a) (b)
........... 354 354,565
EDvestinU Private Education Loan Issue
No. LLC, Series 2021-A, Class A, 1.80%,
11/25/45
(b)
....................... 263 240,955
Ford Credit Auto Owner Trust, Series 2025-1,
Class B, 5.01%, 08/15/37
(b) (c)
........... 232 234,874
Foundation Finance Trust
(b)
Series 2024-1A, Class A, 5.50%, 12/15/49 .. 208 211,708
Series 2024-2A, Class B, 4.93%, 03/15/50 .. 817 812,636
Series 2025-1A, Class A, 4.95%, 04/15/50 .. 185 186,116
Series 2025-1A, Class D, 6.09%, 04/15/50 .. 210 207,975
Series 2025-2A, Class D, 5.68%, 04/15/52 .. 208 207,002
Series 2025-2A, Class E, 8.35%, 04/15/52 .. 300 300,706
Galaxy XXI CLO Ltd., Series 2015-21A, Class
AR, (3-mo. CME Term SOFR at 0.00% Floor +
1.28%), 5.61%, 04/20/31
(a) (b)
........... 56 56,182
GoodLeap Home Improvement Solutions Trust
(b)
Series 2024-1A, Class A, 5.35%, 10/20/46 .. 726 731,955
Series 2025-1A, Class A, 5.38%, 02/20/49 .. 573 576,613
Series 2025-1A, Class B, 6.27%, 02/20/49 .. 229 232,938
Series 2025-2A, Class A, 5.32%, 06/20/49 .. 474 475,653
Series 2025-2A, Class B, 5.98%, 06/20/49 .. 812 817,028
GreenSky Home Improvement Issuer Trust
(b)
Series 2024-2, Class A2, 5.25%, 10/27/59 .. 396 397,041
Series 2024-2, Class D, 6.43%, 10/27/59 ... 207 211,223
Series 2025-1A, Class A4, 5.22%, 03/25/60 . 88 88,790
GreenSky Home Improvement Trust, Series
2024-1, Class B, 5.87%, 06/25/59
(b)
...... 328 332,736
GSAA Home Equity Trust
Series 2006-5, Class 1A1, (1-mo. CME Term
SOFR at 0.36% Floor + 0.47%), 4.83%,
03/25/36
(a)
..................... 93 26,029
Series 2007-9, Class A2A, 6.50%, 10/25/37 . 825 460,101
GSAA Trust, Series 2007-3, Class 1A1A, (1-mo.
CME Term SOFR at 0.14% Floor + 0.25%),
4.61%, 03/25/47
(a)
.................. 1,908 997,064
Home Partners of America Trust, Series 2021-3,
Class F, 4.24%, 01/17/41
(b)
............ 1,800 1,624,039
INCREF LLC, Series 2025-FL1, Class A, (1-mo.
CME Term SOFR at 1.73% Floor + 1.73%),
6.08%, 10/19/42
(a) (b)
................. 590 590,550
KREF Ltd., Series 2022-FL3, Class A, (1-mo.
CME Term SOFR at 1.45% Floor + 1.45%),
5.80%, 02/17/39
(a) (b)
................. 763 762,535
Legacy Mortgage Asset Trust, Series 2019-SL2,
Class A, 3.38%, 02/25/59
(a) (b)
........... 1,454 1,396,479
Lendmark Funding Trust
(b)
Series 2021-2A, Class A, 2.00%, 04/20/32 .. 600 570,148
Series 2024-2A, Class B, 4.86%, 02/21/34 .. 203 202,587
Series 2025-1A, Class A, 4.94%, 09/20/34 .. 149 149,624
Series 2025-1A, Class B, 5.33%, 09/20/34 .. 164 165,245
Series 2025-1A, Class C, 5.68%, 09/20/34 .. 110 111,078
Long Beach Mortgage Loan Trust
(a)
Series 2006-1, Class 2A4, (1-mo. CME Term
SOFR at 0.60% Floor + 0.71%), 5.07%,
02/25/36 ...................... 599 512,822
Series 2006-7, Class 2A3, (1-mo. CME Term
SOFR at 0.32% Floor + 0.43%), 4.79%,
08/25/36 ...................... 1,511 598,277
Security
Par (000)
Par (000) Value
Asset-Backed Securities (continued)
Madison Park Funding XL Ltd., Series 9A, Class
AR2, (3-mo. CME Term SOFR at 0.99% Floor
+ 1.25%), 5.58%, 05/28/30
(a) (b)
.......... USD 443 $ 443,041
Madison Park Funding XVIII Ltd., Series 2015-
18A, Class ARR, (3-mo. CME Term SOFR at
0.94% Floor + 1.20%), 5.53%, 10/21/30
(a) (b)
. 1,062 1,062,467
Madison Park Funding XXI Ltd., Series 2016-
21A, Class AARR, (3-mo. CME Term SOFR at
1.34% Floor + 1.34%), 5.66%, 10/15/32
(a) (b)
. 973 974,017
Mariner Finance Issuance Trust
(b)
Series 2023-AA, Class A, 6.70%, 10/22/35 .. 125 125,747
Series 2024-BA, Class D, 6.36%, 11/20/38 .. 210 213,138
Series 2025-AA, Class A, 4.98%, 05/20/38 .. 223 224,758
Series 2025-AA, Class C, 5.69%, 05/20/38 . 200 202,293
MF1 Multifamily Housing Mortgage Loan Trust,
Series 2024-FL14, Class A, (1-mo. CME
Term SOFR at 1.74% Floor + 1.74%), 6.09%,
03/19/39
(a) (b)
...................... 418 419,812
Morgan Stanley IXIS Real Estate Capital Trust,
Series 2006-1, Class A3, (1-mo. CME Term
SOFR at 0.30% Floor + 0.41%), 4.77%,
07/25/36
(a)
....................... 391 151,091
Mosaic Solar Loan Trust, Series 2019-2A, Class
A, 2.88%, 09/20/40
(b)
................ 33 28,580
Navient Education Loan Trust
(b)
Series 2025-A, Class B, 5.32%, 07/15/55 ... 205 205,418
Series 2025-A, Class D, 6.03%, 07/15/55 .. 850 851,774
Navient Private Education Loan Trust
(a)(b)
Series 2018-BA, Class A2B, (1-mo. CME Term
SOFR at 0.00% Floor + 0.83%), 5.18%,
12/15/59 ...................... 357 357,067
Series 2020-A, Class A2B, (1-mo. CME Term
SOFR at 0.00% Floor + 1.01%), 5.36%,
11/15/68 ...................... 308 307,138
Navient Private Education Refi Loan Trust
(b)
Series 2019-D, Class A2A, 3.01%, 12/15/59 . 140 135,087
Series 2020-CA, Class A2A, 2.15%, 11/15/68 371 352,669
Series 2020-IA, Class A1B, (1-mo. CME Term
SOFR at 1.00% Floor + 1.11%), 5.46%,
04/15/69
(a)
..................... 538 534,844
Series 2021-EA, Class A, 0.97%, 12/16/69 .. 766 683,755
Series 2021-EA, Class B, 2.03%, 12/16/69 . 760 534,473
Navient Student Loan Trust
(b)
Series 2018-EA, Class B, 4.44%, 12/15/59 . 280 273,088
Series 2019-BA, Class A2B, (1-mo. CME Term
SOFR at 0.00% Floor + 1.09%), 5.44%,
12/15/59
(a)
..................... 185 185,129
Nelnet Student Loan Trust
(b)
Series 2021-A, Class A2, (1-mo. CME Term
SOFR at 0.00% Floor + 1.14%), 5.50%,
04/20/62
(a)
..................... 880 878,521
Series 2021-A, Class B1, 2.85%, 04/20/62 .. 250 222,744
Series 2021-A, Class C, 3.75%, 04/20/62 .. 170 149,241
Series 2021-BA, Class C, 3.57%, 04/20/62 . 170 147,993
Series 2021-CA, Class AFL, (1-mo. CME Term
SOFR at 0.00% Floor + 0.85%), 5.21%,
04/20/62
(a)
..................... 298 296,380
Series 2021-CA, Class B, 2.53%, 04/20/62 . 269 232,917
Series 2021-CA, Class D, 4.44%, 04/20/62 . 362 306,294
Series 2021-DA, Class B, 2.90%, 04/20/62 . 700 620,536
Series 2025-AA, Class A1B, (SOFR 30 day
Average at 0.00% Floor + 1.10%), 5.44%,
03/15/57
(a)
..................... 299 297,405

Schedule of Investments
(unaudited) (continued)
July 31, 2025
BlackRock U.S. Mortgage Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Asset-Backed Securities (continued)
Neuberger Berman Loan Advisers CLO 34 Ltd.,
Series 2019-34A, Class A1R, (3-mo. CME
Term SOFR at 1.24% Floor + 1.24%), 5.57%,
01/20/35
(a) (b)
...................... USD 1,916 $ 1,915,645
New Residential Mortgage Loan Trust, Series
2022-SFR1, Class F, 4.44%, 02/17/39
(b)
.... 2,739 2,634,025
NYMT Trust, Series 2024-RR1, Class A, 7.37%,
05/25/64
(b) (c)
...................... 914 908,850
Octagon 66 Ltd., Series 2022-1A, Class A1R,
(3-mo. CME Term SOFR at 1.75% Floor +
1.75%), 6.08%, 11/16/36
(a) (b)
........... 650 651,794
Octagon Investment Partners 35 Ltd., Series
2018-1A, Class A1A, (3-mo. CME Term SOFR
at 1.06% Floor + 1.32%), 5.65%, 01/20/31
(a) (b)
133 133,433
OneMain Direct Auto Receivables Trust
(b)
Series 2023-1A, Class B, 5.81%, 02/14/31 .. 408 416,390
Series 2025-1A, Class D, 6.10%, 07/14/37 .. 440 445,829
OneMain Financial Issuance Trust
(b)
Series 2019-2A, Class C, 3.66%, 10/14/36 .. 300 288,527
Series 2020-2A, Class D, 3.45%, 09/14/35 .. 750 711,524
Series 2023-2A, Class C, 6.74%, 09/15/36 .. 100 102,611
Series 2023-2A, Class D, 7.52%, 09/15/36 .. 880 902,088
Series 2024-1A, Class B, 6.03%, 05/14/41 .. 200 209,654
Series 2025-1A, Class D, 5.79%, 07/14/38 .. 415 416,915
Option One Mortgage Loan Trust
(c)
Series 2007-FXD1, Class 2A1, 5.87%,
01/25/37 ...................... 868 741,729
Series 2007-FXD1, Class 3A4, 5.86%,
01/25/37 ...................... 611 593,462
PFS Financing Corp.
(b)
Series 2024-A, Class B, (SOFR 30 day
Average at 1.30% Floor + 1.30%), 5.64%,
01/15/28
(a)
..................... 320 320,514
Series 2025-B, Class B, 5.14%, 02/15/30 ... 484 485,452
Point Broadband Funding LLC, Series 2025-1A,
Class B, 5.73%, 07/20/55
(b)
............ 293 293,212
PRET LLC
(b)(c)
Series 2024-NPL4, Class A1, 7.00%, 07/25/54 1,304 1,303,510
Series 2024-NPL5, Class A1, 5.96%, 09/25/54 927 925,991
Progress Residential Trust
(b)
Series 2021-SFR10, Class F, 4.61%, 12/17/40 1,272 1,231,253
Series 2021-SFR11, Class F, 4.42%, 01/17/39 2,000 1,918,302
Series 2022-SFR1, Class F, 4.88%, 02/17/41 2,500 2,409,310
Series 2022-SFR3, Class F, 6.60%, 04/17/39 1,000 992,965
Series 2023-SFR1, Class E1, 6.15%,
03/17/40 ...................... 925 920,621
RAAC Trust, Series 2006-SP3, Class M3, (1-mo.
CME Term SOFR at 1.35% Floor and 14.00%
Cap + 1.46%), 5.82%, 08/25/36
(a)
........ 1,144 1,102,864
RASC Trust, Series 2006-EMX9, Class 1A4,
(1-mo. CME Term SOFR at 0.24% Floor and
14.00% Cap + 0.35%), 4.95%, 11/25/36
(a)
.. 1,118 909,834
Regatta 31 Funding Ltd., Series 2025-1A, Class
A1, (3-mo. CME Term SOFR at 1.17% Floor +
1.17%), 5.40%, 03/25/38
(a) (b)
........... 1,400 1,398,838
Regatta VI Funding Ltd., Series 2016-1A, Class
AR2, (3-mo. CME Term SOFR at 1.16% Floor
+ 1.42%), 5.75%, 04/20/34
(a) (b)
.......... 2,050 2,053,323
Regional Management Issuance Trust
(b)
Series 2024-1, Class B, 6.45%, 07/15/36 ... 200 206,355
Series 2024-1, Class D, 7.46%, 07/15/36 ... 205 211,936
Series 2024-2, Class A, 5.11%, 12/15/33 ... 525 526,236
Series 2024-2, Class B, 5.49%, 12/15/33 ... 444 446,425
Series 2024-2, Class C, 5.74%, 12/15/33 ... 170 170,874
Series 2024-2, Class D, 6.33%, 12/15/33 ... 250 251,009
Security
Par (000)
Par (000) Value
Asset-Backed Securities (continued)
Series 2025-1, Class B, 5.53%, 04/17/34 ... USD 110 $ 110,931
Republic Finance Issuance Trust
(b)
Series 2021-A, Class C, 3.53%, 12/22/31 .. 450 439,080
Series 2024-A, Class C, 7.28%, 08/20/32 .. 210 214,834
Securitized Asset-Backed Receivables LLC Trust,
Series 2007-BR1, Class A2B, (1-mo. CME
Term SOFR at 0.54% Floor + 0.65%), 5.01%,
02/25/37
(a)
....................... 1,847 771,012
Sesac Finance LLC, Series 2025-1, Class A2,
5.50%, 07/25/55
(b)
.................. 160 157,317
SLM Private Credit Student Loan Trust, Series
2004-B, Class A4, (3-mo. CME Term SOFR at
0.00% Floor + 0.69%), 5.01%, 09/15/33
(a)
.. 589 581,694
SMB Private Education Loan Trust
(b)
Series 2017-B, Class B, 3.50%, 12/16/41 ... 445 432,265
Series 2018-A, Class A2A, 3.50%, 02/15/36 . 329 325,004
Series 2018-C, Class A2A, 3.63%, 11/15/35 . 267 263,549
Series 2019-B, Class B, 3.56%, 06/15/43 ... 406 385,785
Series 2020-B, Class B, 2.76%, 07/15/53 ... 250 222,996
Series 2021-A, Class A2A1, (1-mo. CME Term
SOFR at 0.00% Floor + 0.84%), 5.19%,
01/15/53
(a)
..................... 467 461,505
Series 2021-A, Class APL, (1-mo. CME Term
SOFR + 0.84%), 0.00%, 01/15/53
(a)
.... 283 279,818
Series 2021-A, Class B, 2.31%, 01/15/53 ... 145 140,876
Series 2021-A, Class C, 2.99%, 01/15/53 .. 111 96,582
Series 2021-C, Class B, 2.30%, 01/15/53 .. 114 109,721
Series 2023-B, Class A1B, (SOFR 30 day
Average at 1.80% Floor + 1.80%), 6.14%,
10/16/56
(a)
..................... 176 179,145
Series 2023-C, Class A1B, (SOFR 30 day
Average at 1.55% Floor + 1.55%), 5.89%,
11/15/52
(a)
..................... 125 125,890
Series 2024-A, Class A1A, 5.24%, 03/15/56 . 278 281,728
Series 2024-A, Class B, 5.88%, 03/15/56 ... 800 816,718
SoFi Consumer Loan Program Trust
(b)
Series 2025-1, Class A, 4.80%, 02/27/34 ... 466 466,192
Series 2025-1, Class B, 5.12%, 02/27/34 ... 100 100,511
Sofi Professional Loan Program LLC, Series
2019-C, Class BFX, 3.05%, 11/16/48
(b)
.... 373 331,683
SoFi Professional Loan Program Trust, Series
2021-B, Class AFX, 1.14%, 02/15/47
(b)
.... 217 188,121
Sound Point CLO V-R Ltd., Series 2014-1RA,
Class A, (3-mo. CME Term SOFR at 1.15%
Floor + 1.41%), 5.74%, 07/18/31
(a) (b)
...... 111 111,512
Sounds Point CLO IV-R Ltd., Series 2013-3RA,
Class A, (3-mo. CME Term SOFR at 1.15%
Floor + 1.41%), 5.74%, 04/18/31
(a) (b)
...... 1,093 1,093,986
Stream Innovations Issuer Trust, Series 2025-1A,
Class A, 5.05%, 09/15/45
(b)
............ 90 90,500
Structured Asset Securities Corp. Mortgage Loan
Trust, Series 2007-MN1A, Class A1, (1-mo.
CME Term SOFR at 0.23% Floor + 0.34%),
4.93%, 01/25/37
(a) (b)
................. 1,053 595,551
Symphony CLO XXIV Ltd., Series 2020-24A,
Class AR, (3-mo. CME Term SOFR at 1.20%
Floor + 1.20%), 5.52%, 01/23/32
(a) (b)
...... 690 690,171
Upgrade Master Pass-Thru Trust, Series 2025-
ST4, Class A, 5.50%, 08/16/32
(b)
........ 100 99,789
Voya CLO Ltd.
(a)(b)
Series 2016-3A, Class A1R2, (3-mo. CME
Term SOFR at 1.15% Floor + 1.15%),
5.48%, 10/18/31 ................. 736 735,295

Schedule of Investments
(unaudited) (continued)
July 31, 2025
BlackRock U.S. Mortgage Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Asset-Backed Securities (continued)
Series 2018-3A, Class A1R2, (3-mo. CME
Term SOFR at 1.20% Floor + 1.20%),
5.52%, 10/15/31 ................. USD 611 $ 610,931
Series 2021-1A, Class AR, (3-mo. CME Term
SOFR at 1.00% Floor + 1.00%), 5.32%,
07/15/34 ...................... 1,135 1,135,626
Washington Mutual Asset-Backed Certificates
Trust
(a)
Series 2007-HE1, Class 2A3, (1-mo. CME
Term SOFR at 0.41% Floor + 0.41%),
4.77%, 01/25/37 ................. 1,132 508,257
Series 2007-HE2, Class 2A1, (1-mo. CME
Term SOFR at 0.20% Floor + 0.31%),
4.67%, 02/25/37 ................. 2,833 868,559
Series 2007-HE2, Class 2A3, (1-mo. CME
Term SOFR at 0.36% Floor + 0.36%),
4.72%, 04/25/37 ................. 1,275 459,166
Total Asset-Backed Securities — 23 .9%
(Cost: $ 99,680,723 ) ............................... 100,354,597
Non-Agency Mortgage-Backed Securities
Collateralized Mortgage Obligations — 24.6%
ACRA Trust
(a)(b)
Series 2024-NQM1, Class B1, 8.20%,
10/25/64 ...................... 1,000 1,018,165
Series 2024-NQM1, Class M1B, 7.19%,
10/25/64 ...................... 1,000 1,012,514
Alternative Loan Trust
Series 2005-54CB, Class 3A1, 5.13%,
11/25/35 ...................... 1,078 544,173
Series 2005-55CW, Class 2A3, (1-mo. CME
Term SOFR at 0.35% Floor and 7.50%
Cap + 0.46%), 4.82%, 11/25/35
(a)
...... 553 412,070
Series 2005-79CB, Class A1, (1-mo. CME
Term SOFR at 0.55% Floor and 5.50%
Cap + 0.66%), 5.02%, 01/25/36
(a)
...... 1,696 808,155
Series 2006-45T1, Class 2A7, (1-mo. CME
Term SOFR at 0.34% Floor and 7.00%
Cap + 0.45%), 4.81%, 02/25/37
(a)
...... 1,500 588,506
Series 2006-6CB, Class 2A10, 6.00%,
05/25/36 ...................... 1,937 713,166
Series 2006-9T1, Class A4, 5.75%, 05/25/36 1,680 620,822
Series 2006-J4, Class 2A1, 6.00%, 07/25/36 1,526 859,309
Series 2007-19, Class 1A34, 6.00%, 08/25/37 738 338,654
American Home Mortgage Assets Trust, Series
2006-3, Class 2A11, (Federal Reserve US
12 Month Cumulative Average 1 Year CMT at
0.94% Floor + 0.94%), 4.91%, 10/25/46
(a)
.. 1,183 766,234
Angel Oak Mortgage Trust
(b)
Series 2021-5, Class A1, 0.95%, 07/25/66
(a)
. 2,224 1,914,111
Series 2025-7, Class A1, 5.51%, 06/25/70
(a)
. 745 745,449
Series 2025-8, Class A1, 5.41%, 07/25/70
(c)
. 387 387,045
Banc of America Mortgage Trust, Series 2005-I,
Class 2A5, 4.84%, 10/25/35
(a)
.......... 60 56,863
Barclays Mortgage Loan Trust, Series 2025-
NQM3, Class A1, 5.64%, 05/25/65
(b) (c)
..... 738 739,204
Barclays Mortgage Trust
(b)
Series 2021-NPL1, Class A, 5.00%,
11/25/51
(c)
..................... 1,207 1,203,495
Series 2021-NPL1, Class B, 4.62%,
11/25/51
(c)
..................... 179 182,273
Series 2021-NPL1, Class C, 0.00%, 11/25/51 365 484,726
BCAP LLC Trust, Series 2012-RR3, Class 3A8,
3.91%, 07/26/37
(a) (b)
................. 1,157 1,041,708
Security
Par (000)
Par (000) Value
Collateralized Mortgage Obligations (continued)
Bear Stearns ALT-A Trust, Series 2007-1, Class
1A1, (1-mo. CME Term SOFR at 0.32% Floor
and 11.50% Cap + 0.43%), 4.79%, 01/25/47
(a)
USD 518 $ 438,615
BRAVO Residential Funding Trust
(b)
Series 2023-NQM6, Class B1, 8.00%,
09/25/63
(a)
..................... 500 503,859
Series 2025-NQM2, Class B1, 7.33%,
11/25/64
(a)
..................... 500 505,206
Series 2025-NQM2, Class B2, 7.33%,
11/25/64
(a)
..................... 500 494,943
Series 2025-NQM6, Class A1, 5.33%,
06/25/65
(c)
..................... 727 725,629
Series 2025-NQM7, Class A1, 5.46%,
07/25/65
(c)
..................... 600 599,994
CFMT LLC
(a)(b)
Series 2023-HB11, Class M2, 4.00%,
02/25/37 ...................... 1,250 1,203,541
Series 2024-HB14, Class M2, 3.00%,
06/25/34 ...................... 236 223,787
Series 2024-HB14, Class M3, 3.00%,
06/25/34 ...................... 459 432,558
Chase Mortgage Finance Trust
Series 2006-S2, Class 1A16, 6.25%, 10/25/36 1,127 403,357
Series 2007-S2, Class 1A9, 6.00%, 03/25/37 1,689 896,485
Series 2007-S6, Class 1A1, 6.00%, 12/25/37 2,867 1,122,284
ChaseFlex Trust, Series 2007-1, Class 2A7,
6.00%, 02/25/37 ................... 1,875 631,807
CHL Mortgage Pass-Through Trust
Series 2005-17, Class 1A6, 5.50%, 09/25/35 18 17,435
Series 2006-17, Class A6, 6.00%, 12/25/36 . 1,001 437,517
Series 2006-21, Class A11, 5.75%, 02/25/37 1,155 474,895
Series 2006-OA4, Class A1, (Federal Reserve
US 12 Month Cumulative Average 1 Year
CMT at 0.96% Floor + 0.96%), 4.93%,
04/25/46
(a)
..................... 1,242 335,939
Series 2007-8, Class 1A4, 6.00%, 01/25/38 . 321 131,370
CIM Trust
(b)
Series 2019-J2, Class B6, 3.76%, 10/25/49
(a)
1,825 943,111
Series 2025-I1, Class B1B, 7.55%, 10/25/69
(a)
1,000 1,010,441
Series 2025-NR1, Class A1, 5.00%,
06/25/64
(c)
..................... 912 890,541
Citigroup Mortgage Loan Trust
(a)
Series 2004-UST1, Class A4, 6.53%,
08/25/34 ...................... 224 211,016
Series 2007-6, Class 1A2A, 4.12%, 03/25/37 1,305 956,935
Series 2015-A, Class B4, 4.50%, 06/25/58
(b)
. 735 682,704
CitiMortgage Alternative Loan Trust, Series 2007-
A5, Class 1A6, 6.00%, 05/25/37 ......... 426 386,289
COLT Mortgage Loan Trust
(b)
Series 2022-3, Class B2, 4.22%, 02/25/67
(a)
. 1,631 1,331,456
Series 2024-INV4, Class B1, 7.22%,
05/25/69
(a)
..................... 500 506,133
Series 2025-6, Class A1, 5.53%, 08/25/70
(c)
. 750 749,396
Series 2025-7, Class A1, 5.47%, 06/25/70
(c)
. 401 400,815
Series 2025-8, Class A1, 5.48%, 08/25/70
(c)
. 580 579,386
Series 2025-INV2, Class B1, 7.11%,
02/25/70
(a)
..................... 369 369,227
Cross Mortgage Trust
(a)(b)
Series 2025-H1, Class B1A, 6.83%, 02/25/70 253 253,697
Series 2025-H2, Class B1B, 7.66%, 03/25/70 400 398,800
Series 2025-H5, Class A1, 5.51%, 07/25/70 . 748 747,775
CSMC Trust
(b)
Series 2010-6R, Class 2A6B, 6.25%,
07/26/37 ...................... 480 495,993

Schedule of Investments
(unaudited) (continued)
July 31, 2025
BlackRock U.S. Mortgage Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Collateralized Mortgage Obligations (continued)
Series 2015-6R, Class 5A2, (1-mo. CME Term
SOFR at 0.18% Floor + 0.29%), 4.65%,
03/27/36
(a)
..................... USD 1,289 $ 990,796
Series 2022-ATH2, Class A1, 4.55%,
05/25/67
(a)
..................... 842 838,922
Deutsche Mortgage Securities, Inc., Series 2006-
PR1, Class CWA1, 6.00%, 06/25/35
(a) (b)
.... 1,842 925,900
EFMT
(b)(c)
Series 2025-INV3, Class A1, 5.44%, 07/25/70 566 565,085
Series 2025-NQM3, Class A1, 5.49%,
08/25/70 ...................... 750 749,991
Ellington Financial Mortgage Trust
(b)
Series 2023-1, Class B1, 6.74%, 02/25/68
(a)
. 1,000 995,081
Series 2025-INV1, Class B1, 7.18%,
03/25/70
(a)
..................... 265 264,988
Series 2025-NQM2, Class A1, 5.60%,
06/25/70
(c)
..................... 734 733,804
Gaea Mortgage Loan Trust, Series 2025-A, Class
A, 6.75%, 02/25/30
(a) (b)
............... 881 863,896
GCAT Trust
(b)
Series 2022-NQM2, Class M1, 4.20%,
02/25/67
(a)
..................... 1,000 822,295
Series 2025-NQM3, Class A1, 0.00%,
05/25/70
(c)
..................... 743 744,344
Series 2025-NQM4, Class A1, 5.53%,
06/25/70
(c)
..................... 750 749,990
GS Mortgage-Backed Securities Trust
(b)
Series 2025-NQM2, Class A1, 5.65%,
06/25/65
(a)
..................... 482 482,809
Series 2025-RPL3, Class A1, 4.10%,
07/25/65
(c)
..................... 744 716,060
GSMPS Mortgage Loan Trust, Series 2005-RP2,
Class 1AF, (1-mo. CME Term SOFR at 0.35%
Floor + 0.46%), 4.82%, 03/25/35
(a) (b)
...... 703 658,973
GSR Mortgage Loan Trust, Series 2006-9F,
Class 3A1, 6.25%, 10/25/36 ........... 485 444,758
HOMES Trust
(b)
Series 2025-AFC2, Class A1A, 5.47%,
06/25/60
(c)
..................... 735 733,853
Series 2025-NQM1, Class B1, 7.27%,
01/25/70
(a)
..................... 393 393,144
Series 2025-NQM3, Class A1, 5.63%,
02/25/70
(c)
..................... 981 982,310
Homeward Opportunities Fund I Trust
(a)(b)
Series 2020-2, Class B1, 5.45%, 05/25/65 .. 2,985 2,953,625
Series 2020-2, Class M1, 3.90%, 05/25/65 .. 2,625 2,529,282
Impac Secured Assets Trust
(a)
Series 2006-1, Class 1A2B, (1-mo. CME Term
SOFR at 0.40% Floor and 11.50% Cap +
0.51%), 4.87%, 05/25/36 ........... 362 297,332
Series 2006-3, Class A1, (1-mo. CME Term
SOFR at 0.34% Floor + 0.45%), 4.81%,
11/25/36 ...................... 727 660,138
Imperial Fund Mortgage Trust, Series 2022-
NQM3, Class A3, 4.41%, 05/25/67
(a) (b)
..... 1,130 965,478
IndyMac IMSC Mortgage Loan Trust, Series
2007-F2, Class 1A4, 6.00%, 07/25/37 ..... 721 496,235
IndyMac INDX Mortgage Loan Trust
(a)
Series 2005-AR23, Class 6A1, 3.96%,
11/25/35 ...................... 664 627,661
Series 2005-AR31, Class 2A1, 4.86%,
01/25/36 ...................... 982 961,840
Series 2006-AR15, Class A1, (1-mo. CME
Term SOFR at 0.24% Floor + 0.35%),
4.71%, 07/25/36 ................. 505 492,800
Security
Par (000)
Par (000) Value
Collateralized Mortgage Obligations (continued)
J.P. Morgan Mortgage Trust
(b)
Series 2019-9, Class B6, 3.66%, 05/25/50
(a)
. USD 2,361 $ 1,278,181
Series 2021-INV5, Class B6, 2.94%,
12/25/51
(a)
..................... 1,455 699,473
Series 2022-LTV1, Class M1, 3.51%,
07/25/52
(a)
..................... 600 384,667
Series 2024-VIS1, Class B2, 8.07%,
07/25/64
(a)
..................... 532 534,646
Series 2025-NQM3, Class A1, 5.50%,
11/25/65
(a)
..................... 750 749,990
Series 2025-VIS2, Class A1, 5.38%,
01/25/63
(c)
..................... 747 745,061
Lehman XS Trust, Series 2007-16N, Class AF2,
(1-mo. CME Term SOFR at 1.90% Floor +
2.01%), 6.37%, 09/25/47
(a)
............ 803 1,085,747
MCM Trust
(d)
Series 2018-NPL2,  2.50%, 09/25/31 ..... 449 431,015
Series 2021-VFN1,  0.00%, 09/25/31 ..... 465 327,422
MFA Trust
(b)
Series 2022-NQM1, Class M1, 4.23%,
12/25/66
(a)
..................... 500 431,514
Series 2024-NPL1, Class A1, 6.33%,
09/25/54
(c)
..................... 1,363 1,364,575
Morgan Stanley Residential Mortgage Loan
Trust
(b)
Series 2025-DSC2, Class A1, 5.44%,
07/25/70
(c)
..................... 750 749,179
Series 2025-NQM1, Class B1A, 6.94%,
11/25/69
(a)
..................... 323 324,020
Series 2025-NQM4, Class A1, 5.59%,
06/25/70
(c)
..................... 746 746,642
Series 2025-NQM5, Class A1, 5.44%,
07/25/70
(a)
..................... 750 749,999
NCMF Trust,   8.44%, 06/10/33
(a) (b)
......... 206 208,408
New Residential Mortgage Loan Trust
(b)
Series 2020-RPL1, Class B3, 3.84%,
11/25/59
(a)
..................... 2,500 1,915,269
Series 2025-NQM1, Class B1, 6.92%,
01/25/65
(a)
..................... 789 791,670
Series 2025-NQM1, Class B2, 7.04%,
01/25/65
(a)
..................... 394 381,543
Series 2025-NQM3, Class A1, 5.53%,
05/25/65
(c)
..................... 969 971,869
Series 2025-NQM4, Class A1, 5.35%,
07/25/65
(a)
..................... 750 749,160
NYMT Loan Trust, Series 2025-CP1, Class A1,
3.75%, 11/25/69
(a) (b)
................. 750 713,883
OBX Trust, Series 2025-NQM11, Class A1A,
5.42%, 05/25/65
(b) (c)
................. 741 740,749
PRPM Trust, Series 2025-NQM3, Class A1,
5.61%, 05/25/70
(b) (c)
................. 592 591,191
RALI Trust
(a)
Series 2007-QH5, Class AII, (1-mo. CME
Term SOFR at 0.46% Floor + 0.57%),
4.93%, 06/25/37 ................. 886 389,443
Series 2007-QO2, Class A1, (1-mo. CME
Term SOFR at 0.15% Floor + 0.26%),
4.62%, 02/25/47 ................. 1,162 349,695
Series 2007-QS1, Class 1A5, (1-mo. CME
Term SOFR at 0.55% Floor and 6.00%
Cap + 0.66%), 5.02%, 01/25/37 ....... 833 616,830
Reperforming Loan REMIC Trust, Series 2005-
R3, Class AF, (1-mo. CME Term SOFR at
0.40% Floor and 9.50% Cap + 0.51%), 4.87%,
09/25/35
(a) (b)
...................... 98 80,223

Schedule of Investments
(unaudited) (continued)
July 31, 2025
BlackRock U.S. Mortgage Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Collateralized Mortgage Obligations (continued)
Residential Asset Securitization Trust
(a)
Series 2006-A7CB, Class 2A2, (1-mo. CME
Term SOFR at 0.55% Floor and 6.50%
Cap + 0.66%), 5.02%, 07/25/36 ....... USD 2,609 $ 452,323
Series 2006-A7CB, Class 2A5, (1-mo. CME
Term SOFR at 0.25% Floor and 7.00%
Cap + 0.36%), 4.72%, 07/25/36 ....... 571 91,734
Series 2006-A7CB, Class 2A6, (1-mo. CME
Term SOFR at 0.00% Floor and 54.00%
Cap + 53.08%), 18.27%, 07/25/36 ..... 459 382,400
Residential Mortgage Loan Trust
(a)(b)
Series 2019-2, Class B2, 6.04%, 05/25/59 .. 1,000 977,639
Series 2019-3, Class B2, 5.66%, 09/25/59 .. 1,000 980,743
Series 2021-1R, Class A1, 0.86%, 01/25/65 . 161 153,707
RFMSI Trust
(a)
Series 2005-SA3, Class 1A, 4.27%, 08/25/35 1,418 574,575
Series 2006-SA2, Class 2A1, 5.57%, 08/25/36 90 63,292
RMF Buyout Issuance Trust, Series 2021-HB1,
Class M6, 6.00%, 11/25/31
(a) (b)
.......... 992 878,508
Saluda Grade Alternative Mortgage Trust, Series
2024-RTL4, Class A1, 7.50%, 02/25/30
(b) (c)
.. 348 349,658
Santander Mortgage Asset Receivable Trust,
Series 2025-NQM3, Class A1, 0.00%,
05/25/65
(b) (c)
...................... 642 645,551
Seasoned Loans Structured Transaction Trust
(a)(b)
Series 2020-2, Class M1, 4.75%, 09/25/60 .. 1,401 1,386,041
Series 2020-3, Class M1, 4.75%, 04/26/60 .. 1,241 1,225,422
Spruce Hill Mortgage Loan Trust
(b)
Series 2020-SH2, Class B1, 5.00%,
06/25/55
(a)
..................... 2,257 2,208,574
Series 2022-SH1, Class A1A, 4.10%,
07/25/57
(c)
..................... 1,089 1,065,630
Verus Securitization Trust
(b)
Series 2022-4, Class B1, 4.76%, 04/25/67
(a)
. 1,000 891,316
Series 2022-7, Class M1, 5.33%, 07/25/67
(a)
640 620,460
Series 2023-2, Class B1, 7.46%, 03/25/68
(a)
. 500 498,966
Series 2023-4, Class B1, 8.07%, 05/25/68
(a)
. 500 502,000
Series 2023-INV1, Class M1, 7.49%,
02/25/68
(a)
..................... 1,200 1,203,188
Series 2024-2, Class B2, 8.67%, 02/25/69
(a)
. 500 504,976
Series 2025-2, Class B1, 6.97%, 03/25/70 .. 500 501,282
Series 2025-5, Class A1, 5.43%, 06/25/70
(c)
. 886 886,725
Series 2025-6, Class A1, 5.42%, 07/25/70
(c)
. 750 749,318
Washington Mutual Mortgage Pass-Through
Certificates Trust
Series 2005-11, Class A7, 5.75%, 01/25/36 . 1,027 863,187
Series 2005-9, Class 5A1, 5.50%, 11/25/35 . 922 741,998
Series 2006-2, Class 2CB, 6.50%, 03/25/36 . 671 452,352
Series 2006-2, Class 3CB, 6.00%, 03/25/36 . 948 734,461
Series 2006-6, Class 3CB1, 7.00%, 08/25/36 2,593 1,032,476
Series 2007-5, Class A3, 7.00%, 06/25/37 .. 193 154,884
Series 2007-OA1, Class A1A, (Federal
Reserve US 12 Month Cumulative Average
1 Year CMT at 0.70% Floor + 0.70%),
4.67%, 02/25/47
(a)
................ 592 539,143
Series 2007-OA5, Class 2A, (Federal Reserve
US 12 Month Cumulative Average 1 Year
CMT at 1.25% Floor + 0.80%), 4.77%,
06/25/47
(a)
..................... 1,369 1,124,665
Washington Mutual Mortgage Pass-Through
Certificates WMALT Trust, Series 2006-AR8,
Class 2A, (Federal Reserve US 12 Month
Cumulative Average 1 Year CMT at 0.85%
Floor + 0.85%), 4.82%, 10/25/46
(a)
....... 97 83,663
Security
Par (000)
Par (000) Value
Collateralized Mortgage Obligations (continued)
Wells Fargo Alternative Loan Trust, Series 2007-
PA1, Class A1, (1-mo. CME Term SOFR at
0.32% Floor and 7.00% Cap + 0.43%), 4.79%,
03/25/37
(a)
....................... USD 1,171 $ 969,682
Western Alliance Bank
(a)(b)
Series 2021-CL2, Class M1, (SOFR 30 day
Average at 0.00% Floor + 3.15%), 7.50%,
07/25/59 ...................... 423 439,921
Series 2021-CL2, Class M2, (SOFR 30 day
Average at 0.00% Floor + 3.70%), 8.05%,
07/25/59 ...................... 605 630,366
103,233,858
Commercial Mortgage-Backed Securities — 31.9%
1211 Avenue of the Americas Trust, Series 2015-
1211, Class A1A2, 3.90%, 08/10/35
(b)
..... 370 355,663
1301 Trust
(a)(b)
Series 2025-1301, Class A, 1.00%, 08/11/30 1,900 1,900,000
Series 2025-1301, Class F, 1.00%, 08/11/30 419 419,000
1345T
(a)(b)
Series 2025-AOA, Class A, (1-mo. CME Term
SOFR at 1.60% Floor + 1.60%), 5.94%,
06/15/30 ...................... 1,595 1,597,452
Series 2025-AOA, Class E, (1-mo. CME Term
SOFR at 4.50% Floor + 4.50%), 8.84%,
06/15/30 ...................... 775 774,989
280 Park Avenue Mortgage Trust, Series 2017-
280P, Class E, (1-mo. CME Term SOFR at
2.37% Floor + 2.42%), 6.75%, 09/15/34
(a) (b)
. 237 229,298
ALA Trust, Series 2025-OANA, Class A, (1-mo.
CME Term SOFR at 1.74% Floor + 1.74%),
6.08%, 06/15/40
(a) (b)
................. 671 674,774
Arbor Multifamily Mortgage Securities Trust,
Series 2020-MF1, Class E, 1.75%, 05/15/53
(b)
750 597,277
ARES Commercial Mortgage Trust, Series 2024-
IND, Class A, (1-mo. CME Term SOFR at
1.69% Floor + 1.69%), 6.03%, 07/15/41
(a) (b)
. 1,090 1,093,747
ARES1, Series 2024-IND2, Class A, (1-mo. CME
Term SOFR at 1.44% Floor + 1.44%), 5.78%,
10/15/34
(a) (b)
...................... 740 741,619
Ashford Hospitality Trust
(a)(b)
Series 2018-ASHF, Class D, (1-mo. CME
Term SOFR at 2.23% Floor + 2.27%),
6.61%, 04/15/35 ................. 280 277,900
Series 2018-ASHF, Class E, (1-mo. CME
Term SOFR at 3.23% Floor + 3.27%),
7.61%, 04/15/35 ................. 229 226,996
Atrium Hotel Portfolio Trust
(a)(b)
Series 2024-ATRM, Class A, 5.41%, 11/10/29 440 444,661
Series 2024-ATRM, Class E, 9.21%, 11/10/29 365 372,246
BAHA Trust
(a)(b)
Series 2024-MAR, Class A, 5.97%, 12/10/41 420 431,302
Series 2024-MAR, Class C, 7.52%, 12/10/41 525 540,303
BAMLL Trust
(a)(b)
Series 2024-BHP, Class A, (1-mo. CME Term
SOFR at 2.35% Floor + 2.35%), 6.69%,
08/15/39 ...................... 205 205,504
Series 2025-ASHF, Class A, (1-mo. CME Term
SOFR at 1.85% Floor + 1.85%), 6.19%,
02/15/42 ...................... 450 450,015
BANK
Series 2017-BNK8, Class A4, 3.49%, 11/15/50 750 721,981
Series 2017-BNK8, Class ASB, 3.31%,
11/15/50 ...................... 76 75,266
Series 2021-BN33, Class A3, 2.02%, 05/15/64 235 212,802
Series 2021-BN33, Class A5, 2.56%, 05/15/64 120 106,081

Schedule of Investments
(unaudited) (continued)
July 31, 2025
BlackRock U.S. Mortgage Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Commercial Mortgage-Backed Securities (continued)
Series 2021-BN35, Class A5, 2.29%, 06/15/64 USD 730 $ 631,360
BANK5 Trust, Series 2024-5YR6, Class A3,
6.23%, 05/15/57 ................... 470 492,364
BAY Mortgage Trust, Series 2025-LIVN, Class
A, (1-mo. CME Term SOFR at 1.80% Floor +
1.80%), 6.14%, 05/15/35
(a) (b)
........... 829 829,656
Bayview Commercial Asset Trust
(a)(b)
Series 2006-3A, Class A2, (1-mo. CME Term
SOFR at 0.00% Floor + 0.56%), 4.92%,
10/25/36 ...................... 462 441,158
Series 2006-4A, Class A1, (1-mo. CME Term
SOFR at 0.00% Floor + 0.46%), 4.81%,
12/25/36 ...................... 434 415,874
BBCMS Mortgage Trust
Series 2018-TALL, Class A, (1-mo. CME Term
SOFR at 0.87% Floor + 0.92%), 5.26%,
03/15/37
(a) (b)
.................... 421 400,020
Series 2018-TALL, Class B, (1-mo. CME Term
SOFR at 1.12% Floor + 1.17%), 5.51%,
03/15/37
(a) (b)
.................... 150 139,535
Series 2020-C7, Class A5, 2.04%, 04/15/53 . 1,950 1,723,471
Series 2022-C18, Class ASB, 5.95%,
12/15/55
(a)
..................... 650 680,133
Series 2024-5C27, Class A3, 6.01%, 07/15/57 750 782,949
Series 2025-5C36, Class A3, 5.52%, 08/15/58 3,629 3,745,152
Series 2025-C35, Class A5, 5.59%, 07/15/58
(a)
2,727 2,822,464
Benchmark Mortgage Trust
Series 2018-B4, Class ASB, 4.06%,
07/15/51
(a)
..................... 60 59,285
Series 2018-B5, Class A4, 4.21%, 07/15/51 . 550 541,099
Series 2025-V16, Class A3, 5.44%, 08/15/57 889 914,421
BFLD Commercial Mortgage Trust
(a)(b)
Series 2024-UNIV, Class A, (1-mo. CME Term
SOFR at 1.49% Floor + 1.49%), 5.83%,
11/15/41 ...................... 260 260,812
Series 2024-UNIV, Class E, (1-mo. CME Term
SOFR at 3.64% Floor + 3.64%), 7.98%,
11/15/41 ...................... 210 210,110
BFLD Mortgage Trust
(a)(b)
Series 2024-VICT, Class A, (1-mo. CME Term
SOFR at 1.89% Floor + 1.89%), 6.23%,
07/15/41 ...................... 650 652,844
Series 2024-WRHS, Class A, (1-mo. CME
Term SOFR at 1.49% Floor + 1.49%),
5.83%, 08/15/26 ................. 955 954,807
BFLD Trust, Series 2020-EYP, Class E, (1-mo.
CME Term SOFR at 3.70% Floor + 3.81%),
8.16%, 10/15/35
(a) (b)
................. 120 1,500
BHMS, Series 2018-ATLS, Class C, (1-mo. CME
Term SOFR at 2.15% Floor + 2.20%), 6.54%,
07/15/35
(a) (b)
...................... 269 268,275
BMP
(a)(b)
Series 2024-MF23, Class A, (1-mo. CME Term
SOFR at 1.37% Floor + 1.37%), 5.71%,
06/15/41 ...................... 1,055 1,056,648
Series 2024-MF23, Class E, (1-mo. CME
Term SOFR at 3.39% Floor + 3.39%),
7.73%, 06/15/41 ................. 150 149,761
BOCA Commercial Mortgage Trust, Series 2024-
BOCA, Class A, (1-mo. CME Term SOFR at
1.92% Floor + 1.92%), 6.26%, 08/15/41
(a) (b)
. 800 803,500
BPR Commercial Mortgage Trust, Series 2024-
PARK, Class D, 7.00%, 11/05/39
(a) (b)
...... 231 234,363
BPR Mortgage Trust, Series 2025-ALDR, Class
A, 5.67%, 06/05/42
(b)
................ 618 627,560
Security
Par (000)
Par (000) Value
Commercial Mortgage-Backed Securities (continued)
BPR Trust
(a)(b)
Series 2021-TY, Class A, (1-mo. CME Term
SOFR at 1.05% Floor + 1.16%), 5.51%,
09/15/38 ...................... USD 1,000 $ 1,000,313
Series 2021-TY, Class E, (1-mo. CME Term
SOFR at 3.60% Floor + 3.71%), 8.06%,
09/15/38 ...................... 750 743,841
Series 2022-SSP, Class A, (1-mo. CME Term
SOFR at 3.00% Floor + 3.00%), 7.34%,
05/15/39 ...................... 370 369,769
BSTN Commercial Mortgage Trust, Series 2025-
1C, Class A, 5.37%, 06/15/44
(a) (b)
........ 365 369,916
BWAY Trust, Series 2025-1535, Class A, 6.31%,
05/05/42
(a) (b)
...................... 293 298,502
BX Commercial Mortgage Trust
(b)
Series 2020-VIV3, Class B, 3.54%, 03/09/44
(a)
683 635,279
Series 2020-VIV4, Class A, 2.84%, 03/09/44 1,370 1,249,772
Series 2021-SOAR, Class G, (1-mo. CME
Term SOFR at 2.80% Floor + 2.91%),
7.26%, 06/15/38
(a)
................ 132 131,552
Series 2021-VOLT, Class A, (1-mo. CME Term
SOFR at 0.70% Floor + 0.81%), 5.16%,
09/15/36
(a)
..................... 857 855,805
Series 2021-XL2, Class A, (1-mo. CME Term
SOFR at 0.69% Floor + 0.80%), 5.14%,
10/15/38
(a)
..................... 1,024 1,024,572
Series 2022-CSMO, Class B, (1-mo. CME
Term SOFR at 3.14% Floor + 3.14%),
7.48%, 06/15/27
(a)
................ 185 186,156
Series 2022-CSMO, Class C, (1-mo. CME
Term SOFR at 3.89% Floor + 3.89%),
8.23%, 06/15/27
(a)
................ 260 262,763
Series 2022-LP2, Class A, (1-mo. CME Term
SOFR at 1.01% Floor + 1.01%), 5.35%,
02/15/39
(a)
..................... 948 949,189
Series 2022-LP2, Class B, (1-mo. CME Term
SOFR at 1.31% Floor + 1.31%), 5.65%,
02/15/39
(a)
..................... 1,085 1,083,983
Series 2023-XL3, Class A, (1-mo. CME Term
SOFR at 1.76% Floor + 1.76%), 6.10%,
12/09/40
(a)
..................... 1,553 1,555,935
Series 2024-AIR2, Class A, (1-mo. CME Term
SOFR at 1.49% Floor + 1.49%), 5.83%,
10/15/41
(a)
..................... 1,410 1,412,639
Series 2024-AIRC, Class A, (1-mo. CME Term
SOFR at 1.69% Floor + 1.69%), 6.03%,
08/15/39
(a)
..................... 1,381 1,385,521
Series 2024-BRBK, Class A, (1-mo. CME
Term SOFR at 2.88% Floor + 2.88%),
7.22%, 10/15/41
(a)
................ 280 282,012
Series 2024-BRBK, Class B, (1-mo. CME
Term SOFR at 3.93% Floor + 3.93%),
8.27%, 10/15/41
(a)
................ 125 125,388
Series 2024-GPA3, Class A, (1-mo. CME
Term SOFR at 1.29% Floor + 1.29%),
5.63%, 12/15/39
(a)
................ 356 357,333
Series 2024-KING, Class A, (1-mo. CME Term
SOFR at 1.54% Floor + 1.54%), 5.88%,
05/15/34
(a)
..................... 385 385,052
Series 2024-MDHS, Class A, (1-mo. CME
Term SOFR at 1.64% Floor + 1.64%),
5.98%, 05/15/41
(a)
................ 312 312,550
Series 2024-MF, Class A, (1-mo. CME Term
SOFR at 1.44% Floor + 1.44%), 5.78%,
02/15/39
(a)
..................... 868 869,372

Schedule of Investments
(unaudited) (continued)
July 31, 2025
BlackRock U.S. Mortgage Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Commercial Mortgage-Backed Securities (continued)
Series 2024-MF, Class E, (1-mo. CME Term
SOFR at 3.74% Floor + 3.74%), 8.08%,
02/15/39
(a)
..................... USD 251 $ 252,042
Series 2024-PALM, Class A, (1-mo. CME
Term SOFR at 1.54% Floor + 1.54%),
5.88%, 06/15/37
(a)
................ 740 739,904
Series 2024-XL4, Class A, (1-mo. CME Term
SOFR at 1.44% Floor + 1.44%), 5.78%,
02/15/39
(a)
..................... 866 867,831
Series 2024-XL4, Class D, (1-mo. CME Term
SOFR at 3.14% Floor + 3.14%), 7.48%,
02/15/39
(a)
..................... 242 243,258
Series 2024-XL5, Class A, (1-mo. CME Term
SOFR at 1.39% Floor + 1.39%), 5.73%,
03/15/41
(a)
..................... 707 708,602
Series 2025-BCAT, Class A, (1-mo. CME Term
SOFR at 1.38% Floor + 1.38%), 4.33%,
08/15/42
(a)
..................... 1,620 1,620,000
BX Trust
(b)
Series 2019-OC11, Class A, 3.20%, 12/09/41 826 769,712
Series 2019-OC11, Class E, 3.94%,
12/09/41
(a)
..................... 71 64,851
Series 2021-ARIA, Class A, (1-mo. CME Term
SOFR at 0.90% Floor + 1.01%), 5.36%,
10/15/36
(a)
..................... 400 399,875
Series 2021-ARIA, Class G, (1-mo. CME Term
SOFR at 3.14% Floor + 3.26%), 7.60%,
10/15/36
(a)
..................... 128 127,520
Series 2021-LBA, Class AJV, (1-mo. CME
Term SOFR at 0.80% Floor + 0.91%),
5.26%, 02/15/36
(a)
................ 705 704,564
Series 2021-VIEW, Class D, (1-mo. CME
Term SOFR at 2.90% Floor + 3.01%),
7.36%, 06/15/36
(a)
................ 275 275,302
Series 2021-VIEW, Class F, (1-mo. CME Term
SOFR at 3.93% Floor + 4.04%), 8.39%,
06/15/36
(a)
..................... 350 342,552
Series 2022-IND, Class A, (1-mo. CME Term
SOFR at 1.49% Floor + 1.49%), 5.83%,
04/15/37
(a)
..................... 82 81,597
Series 2022-LBA6, Class A, (1-mo. CME Term
SOFR at 1.00% Floor + 1.00%), 5.34%,
01/15/39
(a)
..................... 880 880,822
Series 2022-VAMF, Class F, (1-mo. CME Term
SOFR at 3.30% Floor + 3.30%), 7.64%,
01/15/39
(a)
..................... 450 446,523
Series 2023-DELC, Class A, (1-mo. CME
Term SOFR at 2.69% Floor + 2.69%),
7.03%, 05/15/38
(a)
................ 360 362,025
Series 2023-DELC, Class B, (1-mo. CME
Term SOFR at 3.34% Floor + 3.34%),
7.68%, 05/15/38
(a)
................ 440 443,300
Series 2024-BIO, Class A, (1-mo. CME Term
SOFR + 1.64%), 5.98%, 02/15/41
(a)
.... 735 735,450
Series 2024-CNYN, Class A, (1-mo. CME
Term SOFR at 1.44% Floor + 1.44%),
5.78%, 04/15/41
(a)
................ 786 788,649
Series 2024-CNYN, Class E, (1-mo. CME
Term SOFR at 3.69% Floor + 3.69%),
8.03%, 04/15/41
(a)
................ 232 230,957
Series 2024-PAT, Class B, (1-mo. CME Term
SOFR at 3.04% Floor + 3.04%), 7.38%,
03/15/41
(a)
..................... 315 315,000
Series 2024-PAT, Class C, (1-mo. CME Term
SOFR at 4.44% Floor + 4.44%), 8.78%,
03/15/41
(a)
..................... 438 432,385
Security
Par (000)
Par (000) Value
Commercial Mortgage-Backed Securities (continued)
Series 2024-PAT, Class D, (1-mo. CME Term
SOFR at 5.39% Floor + 5.39%), 9.73%,
03/15/41
(a)
..................... USD 146 $ 143,455
Series 2024-VLT4, Class A, (1-mo. CME Term
SOFR at 1.49% Floor + 1.49%), 5.83%,
07/15/29
(a)
..................... 809 809,506
Series 2024-VLT4, Class F, (1-mo. CME Term
SOFR at 3.94% Floor + 3.94%), 8.28%,
07/15/29
(a)
..................... 190 188,317
Series 2025-ROIC, Class E, (1-mo. CME Term
SOFR at 2.94% Floor + 2.94%), 7.28%,
03/15/30
(a)
..................... 241 236,555
Series 2025-TAIL, Class E, (1-mo. CME Term
SOFR at 3.30% Floor + 3.30%), 7.64%,
06/15/35
(a)
..................... 142 141,999
Series 2025-VLT6, Class A, (1-mo. CME Term
SOFR at 1.44% Floor + 1.44%), 5.79%,
03/15/42
(a)
..................... 1,565 1,564,022
BXP Trust, Series 2021-601L, Class D, 2.78%,
01/15/44
(a) (b)
...................... 540 421,323
Cali, Series 2024-SUN, Class A, (1-mo. CME
Term SOFR at 1.89% Floor + 1.89%), 6.23%,
07/15/41
(a) (b)
...................... 340 340,531
CFCRE Commercial Mortgage Trust, Series
2016-C7, Class A3, 3.84%, 12/10/54 ...... 600 589,417
CFK Trust, Series 2020-MF2, Class B, 2.79%,
03/15/39
(b)
....................... 336 306,716
Citigroup Commercial Mortgage Trust, Series
2023-SMRT, Class A, 5.82%, 10/12/40
(a) (b)
.. 435 446,361
COAST Commercial Mortgage Trust, Series
2023-2HTL, Class B, (1-mo. CME Term SOFR
at 3.34% Floor + 3.34%), 7.68%, 08/15/36
(a) (b)
250 250,025
COMM Mortgage Trust
Series 2015-CR27, Class B, 4.33%,
10/10/48
(a)
..................... 1,000 975,460
Series 2025-167G, Class A, 5.50%,
08/10/40
(b)
..................... 601 598,501
Series 2025-167G, Class E, 8.47%,
08/10/40
(a) (b)
.................... 125 124,500
Commercial Mortgage Trust
(a)
Series 2015-CR25, Class C, 4.49%, 08/10/48 255 248,999
Series 2015-LC19, Class B, 3.83%, 02/10/48 806 793,688
Series 2024-CBM, Class A2, 5.87%,
12/10/41
(b)
..................... 1,130 1,141,218
Series 2024-WCL1, Class A, (1-mo. CME
Term SOFR at 1.84% Floor + 1.84%),
6.18%, 06/15/41
(b)
................ 800 797,500
Series 2024-WCL1, Class E, (1-mo. CME
Term SOFR at 4.49% Floor + 4.49%),
8.83%, 06/15/41
(b)
................ 115 114,066
CONE Trust
(a)(b)
Series 2024-DFW1, Class A, (1-mo. CME
Term SOFR at 1.64% Floor + 1.64%),
5.98%, 08/15/41 ................. 840 839,476
Series 2024-DFW1, Class E, (1-mo. CME
Term SOFR at 3.89% Floor + 3.89%),
8.23%, 08/15/41 ................. 80 79,404
CRSO Trust,   7.12%, 07/10/28
(b)
.......... 427 443,994
CSTL Commercial Mortgage Trust, Series 2024-
GATE, Class A, 4.76%, 11/10/41
(a) (b)
...... 580 575,391
DBGS, Series 2024-SBL, Class A, (1-mo. CME
Term SOFR at 1.88% Floor + 1.88%), 6.22%,
08/15/34
(a) (b)
...................... 320 320,300
DBWF Mortgage Trust, Series 2024-LCRS, Class
A, (1-mo. CME Term SOFR at 1.74% Floor +
1.74%), 6.08%, 04/15/37
(a) (b)
........... 360 359,888

Schedule of Investments
(unaudited) (continued)
July 31, 2025
BlackRock U.S. Mortgage Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Commercial Mortgage-Backed Securities (continued)
DC Trust, Series 2024-HLTN, Class F, 10.31%,
04/13/40
(a) (b)
...................... USD 365 $ 363,529
DK Trust
(a)(b)
Series 2024-SPBX, Class A, (1-mo. CME
Term SOFR at 1.50% Floor + 1.50%),
5.84%, 03/15/34 ................. 590 591,475
Series 2024-SPBX, Class E, (1-mo. CME
Term SOFR at 1.50% Floor + 4.00%),
8.34%, 03/15/34 ................. 439 440,690
Durst Commercial Mortgage Trust, Series 2025-
151, Class A, 1.00%, 08/10/42
(a) (b)
........ 1,020 1,020,000
ELM Trust, Series 2024-ELM, Class E10, 7.79%,
06/10/39
(a) (b)
...................... 300 300,391
EQT Trust, Series 2024-EXTR, Class A, 5.33%,
07/05/41
(a) (b)
...................... 795 806,852
Extended Stay America Trust
(a)(b)
Series 2021-ESH, Class A, (1-mo. CME Term
SOFR at 1.08% Floor + 1.19%), 5.54%,
07/15/38 ...................... 674 674,594
Series 2021-ESH, Class E, (1-mo. CME Term
SOFR at 2.85% Floor + 2.96%), 7.31%,
07/15/38 ...................... 343 344,485
Series 2021-ESH, Class F, (1-mo. CME Term
SOFR at 3.70% Floor + 3.81%), 8.16%,
07/15/38 ...................... 694 693,902
Fontainebleau Miami Beach Mortgage Trust
(a)(b)
Series 2024-FBLU, Class A, (1-mo. CME Term
SOFR at 1.45% Floor + 1.45%), 5.79%,
12/15/39 ...................... 890 891,556
Series 2024-FBLU, Class G, (1-mo. CME
Term SOFR at 5.65% Floor + 5.65%),
9.99%, 12/15/39 ................. 300 299,943
Great Wolf Trust
(a)(b)
Series 2024-WLF2, Class A, (1-mo. CME
Term SOFR + 1.69%), 6.03%, 05/15/41 .. 565 567,648
Series 2024-WOLF, Class A, (1-mo. CME
Term SOFR at 1.54% Floor + 1.54%),
5.88%, 03/15/39 ................. 540 542,025
GS Mortgage Securities Corp. Trust
(a)(b)
Series 2021-IP, Class E, (1-mo. CME Term
SOFR at 3.55% Floor + 3.66%), 8.01%,
10/15/36 ...................... 300 295,537
Series 2021-STAR, Class B, (1-mo. CME
Term SOFR at 1.40% Floor + 1.51%),
5.86%, 12/15/36 ................. 870 863,475
Series 2023-FUN, Class B, (1-mo. CME Term
SOFR at 2.79% Floor + 2.79%), 7.13%,
03/15/28 ...................... 520 522,600
Series 2023-SHIP, Class A, 4.32%, 09/10/38 100 99,366
Series 2023-SHIP, Class E, 7.43%, 09/10/38 700 701,308
Series 2024-RVR, Class E, 7.47%, 08/10/41 200 197,681
Series 2025-800D, Class A, (1-mo. CME Term
SOFR at 2.65% Floor + 2.65%), 7.00%,
11/25/41 ...................... 348 348,656
GSAT Trust, Series 2025-BMF, Class A, (1-mo.
CME Term SOFR at 1.50% Floor + 1.50%),
5.84%, 07/15/40
(a) (b)
................. 1,742 1,742,529
HIH Trust
(a)(b)
Series 2024-61P, Class A, (1-mo. CME Term
SOFR at 1.84% Floor + 1.84%), 6.18%,
10/15/41 ...................... 108 108,446
Series 2024-61P, Class D, (1-mo. CME Term
SOFR at 3.64% Floor + 3.64%), 7.98%,
10/15/41 ...................... 207 207,032
Security
Par (000)
Par (000) Value
Commercial Mortgage-Backed Securities (continued)
HILT Commercial Mortgage Trust, Series 2024-
ORL, Class D, (1-mo. CME Term SOFR at
3.19% Floor + 3.19%), 7.53%, 05/15/37
(a) (b)
. USD 500 $ 499,376
Hilton USA Trust, Series 2025-NVIL, Class A,
(1-mo. CME Term SOFR at 1.74% Floor +
1.74%), 6.08%, 07/15/42
(a) (b)
........... 607 608,894
HONO Mortgage Trust, Series 2021-LULU, Class
A, (1-mo. CME Term SOFR at 1.15% Floor +
1.26%), 5.61%, 10/15/36
(a) (b)
........... 772 769,588
Houston Galleria Mall Trust, Series 2025-HGLR,
Class A, 5.46%, 02/05/45
(a) (b)
........... 1,120 1,136,447
HTL Commercial Mortgage Trust
(a)(b)
Series 2024-T53, Class A, 5.88%, 05/10/39 . 180 181,771
Series 2024-T53, Class E, 10.26%, 05/10/39 365 378,388
Hudson Yards Mortgage Trust
(b)
Series 2019-30HY, Class A, 3.23%, 07/10/39 490 460,760
Series 2019-30HY, Class D, 3.44%,
07/10/39
(a)
..................... 208 188,215
Series 2025-SPRL, Class A, 5.47%,
01/13/40
(a)
..................... 650 666,342
Series 2025-SPRL, Class D, 6.34%,
01/13/40
(a)
..................... 425 438,126
INV Mortgage Trust, Series 2024-IND, Class A,
(1-mo. CME Term SOFR at 1.74% Floor +
1.74%), 6.08%, 11/15/41
(a) (b)
........... 600 599,664
IRV Trust, Series 2025-200P, Class A, 5.29%,
03/14/47
(a) (b)
...................... 1,190 1,195,942
J.P. Morgan Chase Commercial Mortgage
Securities Trust
(a)(b)
Series 2016-NINE, Class A, 2.85%, 09/06/38 640 625,059
Series 2016-NINE, Class B, 2.85%, 09/06/38 654 634,029
Series 2021-MHC, Class A, (1-mo. CME Term
SOFR at 0.80% Floor + 1.16%), 5.51%,
04/15/38 ...................... 528 528,228
Series 2021-MHC, Class E, (1-mo. CME Term
SOFR at 2.45% Floor + 2.81%), 7.16%,
04/15/38 ...................... 279 279,262
Series 2022-OPO, Class D, 3.45%, 01/05/39 350 290,194
Series 2024-IGLG, Class A, 5.17%, 11/09/39 410 411,798
Series 2024-IGLG, Class D, 6.48%, 11/09/39 190 188,907
Series 2024-OMNI, Class A, 5.80%, 10/05/39 425 431,314
Series 2025-BHR5, Class A, (1-mo. CME
Term SOFR at 1.69% Floor + 1.69%),
6.04%, 03/15/40 ................. 554 554,691
JPMDB Commercial Mortgage Securities Trust
Series 2017-C5, Class A5, 3.69%, 03/15/50 . 100 97,243
Series 2018-C8, Class A4, 4.21%, 06/15/51 . 450 444,111
JW Commercial Mortgage Trust, Series 2024-
MRCO, Class D, (1-mo. CME Term SOFR at
3.19% Floor + 3.19%), 7.53%, 06/15/39
(a) (b)
. 190 191,011
KSL Commercial Mortgage Trust, Series 2024-
HT2, Class A, (1-mo. CME Term SOFR at
1.54% Floor + 1.54%), 5.88%, 12/15/39
(a) (b)
. 840 839,738
KSL Trust
(a)(b)
  (1-mo. CME Term SOFR + 1.89%), 6.23%,
06/15/30 ...................... 305 305,032
  (1-mo. CME Term SOFR + 4.09%), 8.43%,
06/15/30 ...................... 184 183,994
LBA Trust
(a)(b)
Series 2024-7IND, Class A, (1-mo. CME Term
SOFR at 1.44% Floor + 1.44%), 5.78%,
10/15/41 ...................... 400 401,426
Series 2024-7IND, Class D, (1-mo. CME Term
SOFR at 2.64% Floor + 2.64%), 6.98%,
10/15/41 ...................... 425 426,328

Schedule of Investments
(unaudited) (continued)
July 31, 2025
BlackRock U.S. Mortgage Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Commercial Mortgage-Backed Securities (continued)
Series 2024-BOLT, Class A, (1-mo. CME Term
SOFR at 1.59% Floor + 1.59%), 5.93%,
06/15/39 ...................... USD 550 $ 550,516
Series 2024-BOLT, Class F, (1-mo. CME Term
SOFR at 4.44% Floor + 4.44%), 8.78%,
06/15/39 ...................... 115 114,537
Lehman Brothers Small Balance Commercial
Mortgage Trust, Series 2007-2A, Class M1,
(1-mo. CME Term SOFR at 0.40% Floor +
0.51%), 4.87%, 06/25/37
(a) (b)
........... 8 8,493
LEX Mortgage Trust, Series 2024-BBG, Class A,
4.87%, 10/13/33
(a) (b)
................. 1,055 1,054,168
Life Mortgage Trust, Series 2021-BMR, Class
F, (1-mo. CME Term SOFR at 2.35% Floor +
2.46%), 6.81%, 03/15/38
(a) (b)
........... 117 115,427
LUX Trust, Series 2023-LION, Class A, (1-mo.
CME Term SOFR at 2.69% Floor + 2.69%),
7.03%, 08/15/40
(a) (b)
................. 128 128,760
MCR Mortgage Trust
(b)
Series 2024-HF1, Class A, (1-mo. CME Term
SOFR at 1.79% Floor + 1.79%), 6.13%,
12/15/41
(a)
..................... 295 295,369
Series 2024-HTL, Class A, (1-mo. CME Term
SOFR at 1.76% Floor + 1.76%), 6.10%,
02/15/37
(a)
..................... 576 575,890
Series 2024-HTL, Class E, (1-mo. CME Term
SOFR at 4.65% Floor + 4.65%), 9.00%,
02/15/37
(a)
..................... 229 229,986
Series 2024-TWA, Class E, 8.73%, 06/12/39 115 115,757
MF1 Multifamily Housing Mortgage Loan Trust,
Series 2021-W10, Class A, (1-mo. CME
Term SOFR at 1.07% Floor + 1.07%), 5.41%,
12/15/34
(a) (b)
...................... 470 468,738
MFT Trust, Series 2020-ABC, Class C, 3.48%,
02/10/42
(a) (b)
...................... 192 122,301
MHC Commercial Mortgage Trust, Series 2021-
MHC, Class A, (1-mo. CME Term SOFR at
0.80% Floor + 0.92%), 5.26%, 04/15/38
(a) (b)
. 52 52,195
MHP, Series 2022-MHIL, Class A, (1-mo. CME
Term SOFR at 0.82% Floor + 0.81%), 5.16%,
01/15/39
(a) (b)
...................... 497 497,227
MIC Trust (The), Series 2023, Class A, 8.44%,
12/05/38
(a) (b)
...................... 240 259,638
MIRA Trust, Series 2023-MILE, Class A, 6.75%,
06/10/38
(b)
....................... 628 649,285
Morgan Stanley Capital I Trust
Series 2018-H3, Class A5, 4.18%, 07/15/51 . 50 49,154
Series 2018-MP, Class A, 4.28%, 07/11/40
(a) (b)
150 141,006
Series 2019-H6, Class D, 3.00%, 06/15/52
(b)
460 367,491
NYC Commercial Mortgage Trust
(a)(b)
Series 2025-300P, Class D, 6.16%, 07/13/42 500 497,794
Series 2025-3BP, Class A, (1-mo. CME Term
SOFR at 1.21% Floor + 1.21%), 5.55%,
02/15/42 ...................... 467 464,639
NYC Trust, Series 2024-3ELV, Class A, (1-mo.
CME Term SOFR at 1.99% Floor + 1.99%),
6.33%, 08/15/29
(a) (b)
................. 295 295,980
One Bryant Park Trust, Series 2019-OBP, Class
A, 2.52%, 09/15/54
(b)
................ 1,072 970,995
One Market Plaza Trust, Series 2017-1MKT,
Class D, 4.15%, 02/10/32
(b)
............ 415 380,841
One New York Plaza Trust
(a)(b)
Series 2020-1NYP, Class A, (1-mo. CME Term
SOFR at 0.95% Floor + 1.06%), 5.41%,
01/15/36 ...................... 185 181,000
Security
Par (000)
Par (000) Value
Commercial Mortgage-Backed Securities (continued)
Series 2020-1NYP, Class AJ, (1-mo. CME
Term SOFR at 1.25% Floor + 1.36%),
5.71%, 01/15/36 ................. USD 100 $ 97,236
ONNI Commerical Mortgage Trust, Series 2024-
APT, Class A, 5.57%, 07/15/39
(a) (b)
....... 390 397,338
OPEN Trust, Series 2023-AIR, Class A, (1-mo.
CME Term SOFR at 3.09% Floor + 3.09%),
7.43%, 11/15/40
(a) (b)
................. 99 99,374
ORL Trust, Series 2024-GLKS, Class A, (1-mo.
CME Term SOFR at 1.49% Floor + 1.49%),
5.83%, 12/15/39
(a) (b)
................. 400 400,355
PENN Commercial Mortgage Trust, Series 2025-
P11, Class A, 5.52%, 08/12/42
(a) (b)
........ 328 328,936
PGA Trust, Series 2024-RSR2, Class A, (1-mo.
CME Term SOFR at 1.89% Floor + 1.89%),
6.23%, 06/15/39
(a) (b)
................. 380 380,475
PKHL Commercial Mortgage Trust, Series 2021-
MF, Class NR, (1-mo. CME Term SOFR at
6.00% Floor + 6.11%), 10.46%, 07/15/38
(a) (b)
. 300 33,440
PRM5 Trust, Series 2025-PRM5, Class A, 4.47%,
03/10/33
(a) (b)
...................... 912 903,441
ROCK Trust, Series 2024-CNTR, Class E,
8.82%, 11/13/41
(b)
.................. 125 131,488
SCG Commercial Mortgage Trust, Series 2025-
DLFN, Class E, (1-mo. CME Term SOFR at
2.95% Floor + 2.95%), 7.29%, 03/15/35
(a) (b)
. 125 124,246
SCG Mortgage Trust, Series 2024-MSP, Class
A, (1-mo. CME Term SOFR at 1.74% Floor +
1.74%), 6.08%, 04/15/41
(a) (b)
........... 500 500,312
SDAL Trust, Series 2025-DAL, Class A, (1-mo.
CME Term SOFR at 2.44% Floor + 2.44%),
6.78%, 04/15/42
(a) (b)
................. 492 492,838
SELF Commercial Mortgage Trust, Series 2024-
STRG, Class E, (1-mo. CME Term SOFR at
4.19% Floor + 4.19%), 8.53%, 11/15/34
(a) (b)
. 210 209,445
SHR Trust, Series 2024-LXRY, Class A, (1-mo.
CME Term SOFR at 1.95% Floor + 1.95%),
6.29%, 10/15/41
(a) (b)
................. 420 420,000
SMRT, Series 2022-MINI, Class A, (1-mo. CME
Term SOFR at 1.00% Floor + 1.00%), 5.34%,
01/15/39
(a) (b)
...................... 566 564,585
SREIT Trust
(a)(b)
Series 2021-MFP, Class A, (1-mo. CME Term
SOFR at 0.73% Floor + 0.85%), 5.19%,
11/15/38 ...................... 503 503,305
Series 2021-MFP, Class F, (1-mo. CME Term
SOFR at 2.63% Floor + 2.74%), 7.08%,
11/15/38 ...................... 629 629,131
Series 2021-MFP2, Class A, (1-mo. CME
Term SOFR at 0.82% Floor + 0.94%),
5.28%, 11/15/36 ................. 1,255 1,254,608
STWD Trust, Series 2021-FLWR, Class A, (1-mo.
CME Term SOFR at 0.58% Floor + 0.69%),
5.03%, 07/15/36
(a) (b)
................. 946 945,880
TCO Commercial Mortgage Trust, Series 2024-
DPM, Class A, (1-mo. CME Term SOFR at
1.24% Floor + 1.24%), 5.58%, 12/15/39
(a) (b)
. 945 945,886
TTAN MHC
(a)(b)
Series 2021-MHC, Class A, (1-mo. CME Term
SOFR at 0.85% Floor + 0.96%), 5.31%,
03/15/38 ...................... 649 648,930
Series 2021-MHC, Class F, (1-mo. CME Term
SOFR at 2.90% Floor + 3.01%), 7.36%,
03/15/38 ...................... 214 214,099
TYSN Mortgage Trust, Series 2023-CRNR, Class
A, 6.58%, 12/10/33
(a) (b)
............... 380 399,388

Schedule of Investments
(unaudited) (continued)
July 31, 2025
BlackRock U.S. Mortgage Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Commercial Mortgage-Backed Securities (continued)
VCC Trust, Series 2025-MC1, Class A1, 8.16%,
05/25/55
(b) (c)
...................... USD 695 $ 695,130
VEGAS Trust
(b)
Series 2024-GCS, Class D, 6.22%, 07/10/36
(a)
350 328,640
Series 2024-TI, Class A, 5.52%, 11/10/39 .. 340 343,016
Velocity Commercial Capital Loan Trust
(b)
Series 2019-3, Class M4, 3.68%, 10/25/49
(a)
868 759,607
Series 2019-3, Class M6, 6.03%, 10/25/49
(a)
933 781,583
Series 2020-1, Class M4, 3.54%, 02/25/50
(a)
487 350,227
Series 2021-1, Class M6, 5.03%, 05/25/51
(a)
1,328 886,373
Series 2021-2, Class M5, 4.01%, 08/25/51
(a)
497 373,057
Series 2021-4, Class M5, 5.68%, 12/26/51
(a)
1,819 1,465,822
Series 2022-1, Class M4, 5.20%, 02/25/52
(a)
1,135 896,663
Series 2024-5, Class M4, 9.53%, 10/25/54
(a)
1,094 1,078,243
Series 2024-6, Class M4, 9.67%, 12/25/54
(a)
496 499,477
Series 2025-1, Class M3, 7.33%, 02/25/55
(a)
999 1,002,052
Series 2025-1, Class M4, 10.15%, 02/25/55
(a)
346 346,768
Series 2025-3, Class A, 5.87%, 06/25/55
(a)
.. 484 486,303
Series 2025-RTL1, Class A1, 6.80%,
03/25/30
(c)
..................... 1,000 1,009,560
Wells Fargo Commercial Mortgage Trust
Series 2016-C32, Class B, 4.70%, 01/15/59
(a)
500 495,502
Series 2018-1745, Class A, 3.75%,
06/15/36
(a) (b)
.................... 500 453,553
Series 2018-AUS, Class A, 4.06%,
08/17/36
(a) (b)
.................... 620 604,148
Series 2024-1CHI, Class A, 5.31%,
07/15/35
(a) (b)
.................... 216 217,121
Series 2025-5C4, Class A3, 5.67%, 05/15/58 303 314,220
WEST Trust, Series 2025-ROSE, Class A,
5.28%, 04/10/35
(a) (b)
................. 339 343,588
WHARF Commercial Mortgage Trust
(a)(b)
Series 2025-DC, Class A, 5.35%, 07/15/40 . 429 435,821
Series 2025-DC, Class E, 7.72%, 07/15/40 . 353 359,067
WMRK Commercial Mortgage Trust, Series
2022-WMRK, Class A, (1-mo. CME Term
SOFR at 2.79% Floor + 2.79%), 7.13%,
11/15/27
(a) (b)
...................... 660 661,650
133,797,256
Interest Only Collateralized Mortgage Obligations — 0.1%
(a)
Alternative Loan Trust, Series 2006-45T1, Class
2A8, (1-mo. CME Term SOFR at 0.00% Floor
and 6.60% Cap + 6.49%), 2.13%, 02/25/37 . 750 116,924
GSR Mortgage Loan Trust, Series 2007-3F,
Class 4A2, (1-mo. CME Term SOFR at 0.00%
Floor and 6.70% Cap + 6.59%), 2.23%,
05/25/37 ........................ 3,719 368,817
Wells Fargo Alternative Loan Trust, Series 2007-
PA1, Class A2, (1-mo. CME Term SOFR at
0.00% Floor and 6.68% Cap + 6.57%), 2.21%,
03/25/37 ........................ 1,171 121,872
607,613
Interest Only Commercial Mortgage-Backed Securities — 0.5%
(a)
BANK, Series 2017-BNK9, Class XA, 0.75%,
11/15/54 ......................... 3,318 49,036
BBCMS Mortgage Trust
Series 2020-C7, Class XA, 1.59%, 04/15/53 . 2,895 137,203
Series 2020-C7, Class XB, 0.97%, 04/15/53 . 1,000 41,771
Series 2023-C20, Class XA, 0.86%, 07/15/56 11,853 560,783
Benchmark Mortgage Trust
Series 2020-B17, Class XB, 0.50%, 03/15/53 15,395 288,480
Series 2023-V3, Class XA, 0.81%, 07/15/56 . 19,982 429,373
Citigroup Commercial Mortgage Trust, Series
2020-420K, Class X, 0.80%, 11/10/42
(b)
.... 3,975 144,990
Security
Par (000)
Par (000) Value
Interest Only Commercial Mortgage-Backed Securities (continued)
CSAIL Commercial Mortgage Trust, Series 2018-
C14, Class XA, 0.51%, 11/15/51 ......... USD 1,024 $ 14,244
MIRA Trust, Series 2023-MILE, Class X, 0.02%,
06/10/38
(b)
....................... 28,000 69,266
UBS Commercial Mortgage Trust, Series 2019-
C17, Class XA, 1.44%, 10/15/52 ........ 3,045 144,456
Wells Fargo Commercial Mortgage Trust, Series
2017-C41, Class XA, 1.15%, 11/15/50 ..... 3,480 70,063
1,949,665
Total Non-Agency Mortgage-Backed Securities — 57 .1%
(Cost: $ 242,347,121 ) .............................. 239,588,392
U.S. Government Sponsored Agency Securities
Collateralized Mortgage Obligations — 2.4%
(a)
Federal Home Loan Mortgage Corp. REMICS
Variable Rate Notes , Series 2411 , Class FJ ,
(SOFR 30 day Average at 0.35% Floor and
9.00% Cap + 0.46%), 4.80% , 12/15/29 .... 1 1,149
Federal Home Loan Mortgage Corp. Variable
Rate Notes
Series 5443 , Class FA , (SOFR 30 day
Average at 1.20% Floor and 7.00% Cap +
1.20%), 5.55% , 08/25/54 ........... 975 977,833
Series 5444 , Class FC , (SOFR 30 day
Average at 1.12% Floor and 7.00% Cap +
1.12%), 5.47% , 08/25/54 ........... 1,706 1,706,342
Series 5458 , Class FB , (SOFR 30 day
Average at 1.15% Floor and 6.50% Cap +
1.15%), 5.50% , 10/25/54 ........... 947 940,869
Federal National Mortgage Association Variable
Rate Notes
Series 2018-32 , Class PS , (SOFR 30 day
Average at 0.00% Floor and 7.23% Cap +
7.10%), 2.02% , 05/25/48 ........... 133 115,923
Series 2023-46 , Class FA , (SOFR 30 day
Average at 1.30% Floor and 7.00% Cap +
1.30%), 5.65% , 10/25/53 ........... 1,442 1,448,607
Series 2023-56 , Class FA , (SOFR 30 day
Average at 1.40% Floor and 7.00% Cap +
1.40%), 5.75% , 11/25/53 ............ 247 248,146
Series 2024-48 , Class FC , (SOFR 30 day
Average at 1.10% Floor and 7.00% Cap +
1.10%), 5.45% , 07/25/54 ........... 982 984,577
Series 2024-54 , Class FD , (SOFR 30 day
Average at 1.25% Floor and 7.00% Cap +
1.25%), 5.60% , 08/25/54 ........... 720 724,026
Government National Mortgage Association
Variable Rate Notes
Series 2024-51 , Class TF , (SOFR 30 day
Average at 1.00% Floor and 7.00% Cap +
1.00%), 5.35% , 03/20/54 ........... 1,230 1,228,758
Series 2024-96 , Class FL , (SOFR 30 day
Average at 1.15% Floor and 6.50% Cap +
1.15%), 5.50% , 06/20/54 ........... 1,801 1,798,422
10,174,652
Commercial Mortgage-Backed Securities — 0.1%
Federal Home Loan Mortgage Corp. Variable
Rate Notes , Series 2018-W5FX , Class CFX ,
3.66% , 04/25/28
(a) (b)
................. 288 264,996
Government National Mortgage Association ,
Series 2019-53 , Class V , 2.75% , 08/16/31 .. 134 127,804
392,800

Schedule of Investments
(unaudited) (continued)
July 31, 2025
BlackRock U.S. Mortgage Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Interest Only Collateralized Mortgage Obligations — 4.5%
Federal Home Loan Mortgage Corp.
Series 5052 , Class KI , 4.00% , 12/25/50 .... USD 871 $ 177,436
Series 5119 , Class IC , 4.00% , 06/25/51 .... 3,577 729,960
Federal Home Loan Mortgage Corp. Variable
Rate Notes , Series 4941 , Class SH , (SOFR
30 day Average at 0.00% Floor and 5.95%
Cap + 5.84%), 1.49% , 12/25/49
(a)
........ 375 39,438
Federal National Mortgage Association
Series 2013-10 , Class PI , 3.00% , 02/25/43 . 395 47,879
Series 2020-27 , Class IJ , 4.50% , 05/25/50 .. 5,551 1,079,338
Series 2020-32 , Class PI , 4.00% , 05/25/50 . 4,440 964,562
Series 2021-23 , Class CI , 3.50% , 07/25/46 . 506 90,769
Series 2021-41 , 3.50% , 07/25/51 ........ 605 108,419
Series 2024-7 , Class IA , 3.50% , 11/25/49 .. 20,705 2,664,554
Government National Mortgage Association
Series 2021-58 , Class IY , 3.00% , 02/20/51 .. 15,553 2,547,902
Series 2021-64 , Class IH , 3.00% , 02/20/51 . 17,584 2,595,651
Series 2021-97 , Class LI , 3.00% , 08/20/50 .. 18,587 3,077,630
Series 2021-104 , Class IH , 3.00% , 06/20/51 933 156,568
Series 2022-5 , Class LI , 3.50% , 01/20/52 .. 62 11,418
Series 2022-78 , Class D , 3.00% , 08/20/51 .. 745 126,270
Series 2022-88 , Class IA , 3.00% , 08/20/50 . 25,832 4,005,085
Government National Mortgage Association
Variable Rate Notes , Series 2024-6 , Class
ES , (SOFR 30 day Average at 0.00% Floor
and 6.05% Cap + 6.05%), 1.70% , 07/20/53
(a)
6,270 525,445
18,948,324
Interest Only Commercial Mortgage-Backed Securities — 0.3%
(a)
Federal Home Loan Mortgage Corp. Multifamily
Structured Pass-Through Certificates Variable
Rate Notes
Series K110 , Class X1 , 1.64% , 04/25/30 ... 4,993 308,002
Series KPLB2 , Class X , 0.26% , 06/25/33 ... 16,982 342,451
Government National Mortgage Association
Variable Rate Notes
Series 2016-151 , 0.88% , 06/16/58 ....... 6,748 284,861
Series 2020-43 , 1.26% , 11/16/61 ........ 1,953 148,808
1,084,122
Mortgage-Backed Securities — 21.5%
Federal Home Loan Mortgage Corp.
2.50% , 03/01/30 - 04/01/31 ............ 324 312,435
3.00% , 09/01/27 - 12/01/46 ............ 224 206,255
3.50% , 12/01/41 - 01/01/48 ............ 900 831,278
4.00% , 08/01/40 - 12/01/45 ............ 270 257,947
4.50% , 08/01/39 - 09/01/48 ............ 369 362,149
5.00% , 05/01/35 - 02/01/42 ............ 469 472,531
5.50% , 02/01/35 - 06/01/41 ............ 256 261,992
6.00% , 08/01/28 - 11/01/39 ............ 10 10,150
Federal National Mortgage Association
3.50% , 11/01/46 ................... 256 238,863
4.00% , 01/01/41 ................... 20 19,288
6.00% , 07/01/39 ................... 188 192,125
Federal National Mortgage Association Variable
Rate Notes
(a)
3.07% , 09/01/27 ................... 154 150,809
3.22% , 03/01/27 ................... 471 463,055
Government National Mortgage Association
2.00% , 08/15/55
(e)
.................. 5,991 4,835,248
2.50% , 08/15/55
(e)
.................. 6,080 5,111,993
3.00% , 02/15/45 - 01/20/51 ............ 577 508,036
3.50% , 01/15/42 - 10/20/46 ............ 706 648,886
4.00% , 04/20/39 - 06/20/50 ............ 2,264 2,111,641
4.50% , 09/20/39 - 04/20/47 ............ 1,236 1,204,890
5.00% , 12/15/34 - 07/20/44 ............ 808 814,301
Security
Par (000)
Par (000) Value
Mortgage-Backed Securities (continued)
5.50% , 07/15/38 - 12/20/41 ............ USD 280 $ 285,577
6.00% , 08/15/55
(e)
.................. 1,841 1,865,666
6.50% , 10/15/38 - 02/20/41 ............ 87 92,278
Uniform Mortgage-Backed Securities
2.00% , 10/01/31 - 03/01/32 ............ 304 287,267
2.00% , 08/25/55
(e)
.................. 7,130 5,576,269
2.50% , 04/01/30 - 03/01/32 ............ 525 504,748
2.50% , 08/25/55
(e)
.................. 15,417 12,630,006
3.00% , 04/01/28 - 08/01/50 ............ 1,475 1,382,798
3.50% , 11/01/27 - 06/01/52 ............ 6,238 5,631,876
4.00% , 08/01/31 - 05/01/52 ............ 4,421 4,161,717
4.00% , 08/25/55
(e)
.................. 3,234 2,982,412
4.50% , 01/01/27 - 07/01/48 ............ 1,320 1,291,415
4.50% , 08/25/55
(e)
.................. 1,000 948,494
5.00% , 06/01/26 - 06/01/39 ............ 664 667,662
5.00% , 08/25/55
(e)
.................. 1,000 973,198
5.50% , 05/01/34 - 03/01/40 ............ 374 381,392
5.50% , 08/25/55
(e)
.................. 9,191 9,142,341
6.00% , 12/01/32 - 09/01/40 ............ 246 256,110
6.00% , 08/25/55
(e)
.................. 2,000 2,027,644
6.50% , 09/01/36 - 05/01/40 ............ 63 66,732
6.50% , 08/25/55
(e)
.................. 19,470 20,081,597
90,251,071
Principal Only Collateralized Mortgage Obligations — 0.3%
Government National Mortgage
Association , Series 2023-130 , Class OD ,
0.00% , 09/20/53
(f)
.................. 1,624 1,235,515
Total U.S. Government Sponsored Agency Securities — 29 .1%
(Cost: $ 123,138,505 ) .............................. 122,086,484
Total Long-Term Investments — 110.1%
(Cost: $ 465,166,349 ) .............................. 462,029,473
Shares
Shares
Short-Term Securities
Money Market Funds — 0.5%
Dreyfus Treasury Securities Cash Management ,
4.15%
(g)
......................... 2,284,366 2,284,366
Total Money Market Funds — 0 .5%
(Cost: $ 2,284,366 ) ............................... 2,284,366
Par (000)
Pa r (000)
U.S. Treasury Obligations — 2.4%
U.S. Treasury Bills
(h)
4.27% , 08/28/25 ................... 7,035 7,012,378
4.26% , 09/11/25 ................... 2,859 2,845,039
Total U.S. Treasury Obligations — 2 .4%
(Cost: $ 9,857,977 ) ............................... 9,857,417
Total Short-Term Securities — 2.9%
(Cost: $ 12,142,343 ) ............................... 12,141,783
Total Investments Before TBA Sale Commitments — 113 .0%
(Cost: $ 477,308,692 ) .............................. 474,171,256

Schedule of Investments
(unaudited) (continued)
July 31, 2025
BlackRock U.S. Mortgage Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Pa r (000) Value
TBA Sale Commitments
Mortgage-Backed Securities — (0.0) %
Uniform Mortgage-Backed Securities ,
3.00% , 08/25/55
(e)
.................. USD (260) $ (222,469)
Total TBA Sale Commitments — (0.0) %
(Proceeds: $ (222,513) ) ............................ (222,469)
Total Investments Net of TBA Sale Commitments — 113 .0%
(Cost: $ 477,086,179 ) .............................. 473,948,787
Liabilities in Excess of Other Assets — (13.0) % ............ (54,388,077)
Net Assets — 100.0% ...............................
$ 419,560,710
(a)
Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.
(b)
Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(c)
Step coupon security. Coupon rate will either increase (step-up bond) or decrease (step-down bond) at regular intervals until maturity. Interest rate shown reflects the rate currently in effect.
(d)
Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(e)
Represents or includes a TBA transaction.
(f)
Zero-coupon bond.
(g)
Annualized 7-day yield as of period end.
(h)
Rates are discount rates or a range of discount rates as of period end.
For purposes of this report, industry and sector sub-classifications may differ from those utilized by the Fund for compliance purposes.

Schedule of Investments
(unaudited) (continued)
July 31, 2025
BlackRock U.S. Mortgage Portfolio

Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description
Number of
Contracts
Expiration
Date
Notional
Amount (000)
Value/
Unrealized
Appreciation
(Depreciation)
Long Contracts
U.S. Treasury 10-Year Ultra Note ............................................... 143 09/19/25 $ 16,172 $ 305,894
U.S. Treasury 2-Year Note .................................................... 230 09/30/25 47,614 (54,138)
U.S. Treasury 5-Year Note .................................................... 256 09/30/25 27,698 (53,887)
197,869
Short Contracts
U.S. Treasury 10-Year Note ................................................... 190 09/19/25 21,105 (181,800)
U.S. Treasury Long Bond ..................................................... 22 09/19/25 2,511 (76,397)
U.S. Treasury Ultra Bond ..................................................... 2 09/19/25 234 (7,339)
(265,536)
$ (67,667)
Centrally Cleared Interest Rate Swap s
Paid by the Fund Received by the Fund
Rate Frequency Rate Frequency
Termination
Date
Notional
Amount (000) Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
1-day SOFR Annual 3.31% Annual 10/02/34 USD 2,150 $ (102,286) $ — $ (102,286)
4.08% Annual 1-day SOFR Annual 10/02/34 USD 2,150 (39,158) — (39,158)
$ (141,444) $ — $ (141,444)
OTC Credit Default Swap s — Buy Protection
Reference Obligation/Index
Financing
Rate Paid
by the Fund
Payment
Frequency Counterparty
Termination
Date
Notional
Amount (000) Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
CMBX.NA.9.BBB- ......... 3 .00 % Monthly JPMorgan Securities LLC 09/17/58 USD 3,007 $ 518,434 $ 274,881 $ 243,553
$ – $ – $ –
OTC Credit Default Swap s — Sell Protection
Reference Obligation/Index
Financing
Rate Received
by the Fund
Payment
Frequency Counterparty
Termination
Date
Credit
Rating
(a)
Notional
Amount (000)
(b)
Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
CMBX.NA.9.BBB- ..... 3 .00 % Monthly Deutsche Bank AG 09/17/58 BBB- USD 2,131 $ (367,419) $ (213,221) $ (154,198)
CMBX.NA.9.BBB- ..... 3 .00 Monthly
Goldman Sachs
International 09/17/58 BBB- USD 876 (151,015) (34,643) (116,372)
CMBX.NA.15.BBB- .... 3 .00 Monthly
Morgan Stanley & Co.
International plc 11/18/64 BBB- USD 500 (74,000) (86,562) 12,562
$ (592,434) $ (334,426) $ (258,008)
(a)
Using the rating of the issuer or the underlying securities of the index, as applicable, provided by S&P Global Ratings.
(b)
The maximum potential amount the Fund may pay should a negative credit event take place as defined under the terms of the agreement.

Schedule of Investments
(unaudited) (continued)
July 31, 2025
BlackRock U.S. Mortgage Portfolio

Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
Level 1 — Unadjusted price quotations in active markets/exchanges that the Fund has the ability to access for identical assets or liabilities;
Level 2 — Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and
Level 3 — Inputs that are unobservable and significant to the entire fair value measurement for the asset or liability (including the Valuation Committee's assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.
The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds that may not have a secondary market and/ or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund's financial instruments into major categories is disclosed in the Schedule of Investments above.
The following reference rates, and their values as of period end, are used for security descriptions:
Reference Index Reference Rate
1-day SOFR ......................................... Secured Overnight Financing Rate 4 .34%
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Asset-Backed Securities ................................... $ — $ 100,354,597 $ — $ 100,354,597
Non-Agency Mortgage-Backed Securities ........................ — 238,829,955 758,437 239,588,392
U.S. Government Sponsored Agency Securities .................... — 122,086,484 — 122,086,484
Short-Term Securities
Money Market Funds ...................................... 2,284,366 — — 2,284,366
U.S. Treasury Obligations ................................... — 9,857,417 — 9,857,417
Liabilities
Investments
TBA Sale Commitments .................................... — (222,469) — (222,469)
$ 2,284,366 $ 470,905,984 $ 758,437 $ 473,948,787
Derivative Financial Instruments
(a)
Assets
Credit contracts ........................................... $ — $ 256,115 $ — $ 256,115
Interest rate contracts ....................................... 305,894 — — 305,894
Liabilities
Credit contracts ........................................... — (270,570) — (270,570)
Interest rate contracts ....................................... (373,561) (141,444) — (515,005)
$ (67,667) $ (155,899) $ — $ (223,566)
(a)
Derivative financial instruments are swaps and futures contracts. Swaps and futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.
Currency Abbreviation
USD United States Dollar

Schedule of Investments
(unaudited) (continued)
July 31, 2025
BlackRock U.S. Mortgage Portfolio

Portfolio Abbreviation
CLO Collateralized Loan Obligation
CMT Constant Maturity Treasury
CSMC Credit Suisse Mortgage Capital
CWABS Countrywide Asset-Backed Certificates
OTC Over-the-counter
REMIC Real Estate Mortgage Investment Conduit
SOFR Secured Overnight Financing Rate
TBA To-be-announced